Portfolio of Investments
Touchstone Active Bond Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 39.1%
	Financials — 9.5%
$ 1,447,000	Allstate Corp. (The), 1.450%, 12/15/30	$ 1,380,284
793,000	American Financial Group, Inc., 5.250%, 4/2/30	972,705
1,216,000	Ares Capital Corp., 3.250%, 7/15/25	1,279,764
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	193,706
1,158,000	Bank of America Corp., 2.687%, 4/22/32	1,192,731
873,000	Bank of America Corp., 3.705%, 4/24/28	965,836
1,158,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,271,140
1,038,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,145,449
709,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	881,394
1,360,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	1,361,008
1,290,000	Citigroup, Inc., 0.981%, 5/1/25	1,293,583
770,000	Citigroup, Inc., 3.200%, 10/21/26	834,486
494,000	Citigroup, Inc., 4.750%, 5/18/46	628,859
1,187,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	1,170,844
1,555,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.726%, 2/15/27(A)	1,511,713
542,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	650,543
1,376,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,407,317
608,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	671,644
833,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	926,804
1,327,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,382,448
1,447,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,521,639
1,113,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,226,302
1,069,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,169,887
1,106,000	Morgan Stanley, 3.950%, 4/23/27	1,236,582
729,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	833,757
1,410,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.704%, 1/15/27(A)	1,375,128
1,497,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.705%, 6/1/28(A)	1,437,328
1,348,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	1,358,205
2,296,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.830%, 5/15/27(A)	2,242,765
		33,523,851
	Energy — 4.9%
1,050,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	1,102,457
1,003,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	1,136,269
712,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	952,478
832,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	996,827
1,370,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,569,477
1,049,000	Diamondback Energy, Inc., 3.125%, 3/24/31	1,088,342
400,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	482,804
329,000	Enable Midstream Partners LP, 4.150%, 9/15/29	360,561
1,031,000	Energy Transfer LP, 4.950%, 6/15/28	1,192,128
350,000	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 144a, 2.625%, 3/31/36	343,322
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	570,235
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	499,384
1,059,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,510,663
659,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	742,931
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	260,567
Principal Amount		Market Value

	Energy — (Continued)
$ 200,000	Petrobras Global Finance BV (Brazil), 6.850%, 6/5/2115	$ 228,620
350,000	Petrobras Global Finance BV (Brazil), 7.375%, 1/17/27	431,375
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	210,000
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	213,200
100,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	101,850
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	221,250
204,000	Petroleos Mexicanos (Mexico), 6.840%, 1/23/30	210,773
181,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	174,212
943,000	Phillips 66 Partners LP, 3.150%, 12/15/29	991,413
348,000	Phillips 66 Partners LP, 3.750%, 3/1/28	381,057
400,000	Qatar Petroleum (Qatar), 144a, 3.125%, 7/12/41	398,524
250,000	SA Global Sukuk Ltd. (Saudi Arabia), 144a, 2.694%, 6/17/31	253,100
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	223,716
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	246,540
		17,094,075
	Industrials — 3.4%
1,094,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,119,579
321,000	Boeing Co. (The), 5.040%, 5/1/27	370,557
345,000	Boeing Co. (The), 5.805%, 5/1/50	464,910
899,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,278,441
1,422,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,413,366
1,034,000	FedEx Corp., 5.100%, 1/15/44	1,326,810
1,123,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	1,183,777
923,000	Norfolk Southern Corp., 4.837%, 10/1/41	1,179,354
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	382,009
1,352,000	Waste Management, Inc., 2.500%, 11/15/50	1,266,849
1,077,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,081,870
1,005,000	Xylem, Inc., 1.950%, 1/30/28	1,014,925
		12,082,447
	Consumer Staples — 3.4%
1,401,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,376,395
1,358,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,713,829
1,467,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	1,536,683
668,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	667,916
1,179,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,299,284
717,000	Kroger Co. (The), 5.000%, 4/15/42	905,160
1,065,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,254,493
857,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	949,678
535,000	Sysco Corp., 5.950%, 4/1/30	686,814
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	433,856
1,053,000	Walmart, Inc., 2.850%, 7/8/24	1,123,840
		11,947,948
	Health Care — 3.4%
659,000	AbbVie, Inc., 3.800%, 3/15/25	721,071
927,000	AbbVie, Inc., 4.450%, 5/14/46	1,124,083
1,038,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	1,154,373
848,000	Becton Dickinson and Co., 4.685%, 12/15/44	1,056,357
740,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	1,012,122
966,000	CommonSpirit Health, 4.187%, 10/1/49	1,111,173
440,000	CommonSpirit Health, 4.200%, 8/1/23	471,092

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.1% (Continued)
	Health Care — (Continued)
$ 883,000	CVS Health Corp., 5.125%, 7/20/45	$ 1,149,675
1,180,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,264,666
1,042,000	Mylan, Inc., 4.550%, 4/15/28	1,197,570
200,000	Rede D'or Finance Sarl (Brazil), 144a, 4.500%, 1/22/30	205,000
1,214,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,358,746
		11,825,928
	Utilities — 3.2%
676,000	American Water Capital Corp., 6.593%, 10/15/37	998,686
801,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	926,521
825,000	Duke Energy Progress LLC, 4.150%, 12/1/44	996,387
819,000	Edison International, 4.125%, 3/15/28	871,973
1,068,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,313,279
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	211,000
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	193,500
297,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	332,808
1,409,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,256,789
988,000	PacifiCorp., 5.750%, 4/1/37	1,355,464
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	217,760
821,000	Virginia Electric & Power Co., 3.300%, 12/1/49	885,164
2,024,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.268%, 5/15/67(A)	1,858,457
		11,417,788
	Communication Services — 2.9%
467,000	Alphabet, Inc., 1.900%, 8/15/40	426,326
700,000	AT&T, Inc., 4.500%, 5/15/35	822,821
773,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,065,206
899,000	Comcast Corp., 4.000%, 3/1/48	1,052,396
731,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	794,131
392,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	587,826
1,147,000	Netflix, Inc., 144a, 4.875%, 6/15/30	1,364,127
1,325,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,479,416
1,586,000	Verizon Communications, Inc., 2.987%, 10/30/56	1,492,287
847,000	ViacomCBS, Inc., 4.950%, 5/19/50†	1,074,325
		10,158,861
	Information Technology — 2.6%
729,000	Apple, Inc., 4.650%, 2/23/46	970,464
1,181,000	Fiserv, Inc., 3.500%, 7/1/29	1,300,704
1,216,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,352,031
1,351,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	1,344,562
535,000	Microsoft Corp., 3.500%, 2/12/35	621,195
987,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	1,152,052
1,152,000	Roper Technologies, Inc., 2.950%, 9/15/29	1,229,093
200,000	SK Hynix, Inc. (South Korea), 144a, 2.375%, 1/19/31	194,969
723,000	Visa, Inc., 4.150%, 12/14/35	890,167
		9,055,237
	Real Estate — 2.4%
764,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	855,495
1,119,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,232,976
954,000	Equinix, Inc. REIT, 2.900%, 11/18/26	1,020,957
1,281,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	1,288,957
1,244,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	1,367,079
525,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	567,504
800,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	900,176
Principal Amount		Market Value

	Real Estate — (Continued)
$ 406,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	$ 459,011
828,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	942,573
		8,634,728
	Consumer Discretionary — 1.9%
615,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	644,606
643,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	710,740
528,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	642,898
200,000	Genm Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	199,308
645,000	Home Depot, Inc. (The), 5.950%, 4/1/41	941,798
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,117,466
1,274,000	Lowe's Cos, Inc., 4.500%, 4/15/30	1,508,534
756,000	Starbucks Corp., 3.350%, 3/12/50	791,439
		6,556,789
	Materials — 1.5%
773,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	961,233
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	210,740
300,000	Cemex SAB de CV (Mexico), 144a, 3.875%, 7/11/31	304,950
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	225,452
426,000	Eagle Materials, Inc., 4.500%, 8/1/26	436,863
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	232,376
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	259,176
300,000	Industrias Penoles SAB de CV (Mexico), 144a, 5.650%, 9/12/49	359,850
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	221,652
200,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	201,820
200,000	OCP SA (Morocco), 144a, 6.875%, 4/25/44	243,459
914,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,144,053
200,000	Suzano Austria GmbH (Brazil), 5.000%, 1/15/30	226,600
280,000	Vulcan Materials Co., 4.500%, 4/1/25	311,706
		5,339,930
	Total Corporate Bonds	$137,637,582
	U.S. Treasury Obligations — 25.0%
13,915,000	U.S. Treasury Bond, 1.875%, 2/15/41	13,636,700
3,023,000	U.S. Treasury Bond, 1.875%, 2/15/51	2,887,910
5,605,000	U.S. Treasury Note, 0.125%, 4/30/23	5,594,272
3,600,000	U.S. Treasury Note, 0.250%, 6/30/25	3,537,281
15,640,000	U.S. Treasury Note, 0.250%, 10/31/25	15,297,264
7,910,000	U.S. Treasury Note, 0.375%, 3/31/22	7,926,685
21,430,000	U.S. Treasury Note, 0.750%, 3/31/26	21,343,778
3,545,000	U.S. Treasury Note, 1.125%, 2/28/22	3,569,926
5,500,000	U.S. Treasury Note, 1.125%, 2/15/31	5,344,453
3,930,000	U.S. Treasury Note, 1.500%, 10/31/24	4,055,729
3,900,000	U.S. Treasury Note, 1.500%, 11/30/24	4,024,617
860,000	U.S. Treasury Note, 1.625%, 5/15/31	874,244
	Total U.S. Treasury Obligations	$88,092,859
	Asset-Backed Securities — 10.3%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 4/15/34(A)	1,099,384
2,112,665	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,264,747
1,475,000	AGL CLO 6 Ltd. (Cayman Islands), Ser 2020-6A, Class A1, 144a, (3M LIBOR +1.950%), 2.138%, 7/20/31(A)	1,475,401

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 10.3% (Continued)
$ 1,400,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class A2, 144a, (3M LIBOR +1.300%), 1.484%, 10/15/31(A)	$ 1,400,619
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.184%, 1/15/33(A)	1,376,295
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 2.823%, 9/15/35(A)	819,334
1,002,098	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	1,018,629
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.536%, 10/21/31(A)	1,507,763
2,109	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	2,168
2,880,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,877,744
133,583	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	159,043
10,320	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	11,023
192,420	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	192,913
897,462	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	931,240
1,637,625	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,675,421
970,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	1,039,093
1,850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.786%, 10/21/30(A)	1,850,091
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 1.388%, 4/20/32(A)	1,505,607
824,461	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	911,761
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	986,701
1,200,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,234,428
1,400,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.734%, 10/15/32(A)	1,401,558
1,375,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.056%, 11/15/32(A)	1,375,725
97,921	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	99,089
1,197,625	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	1,207,321
502,533	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	506,847
1,146,429	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	1,155,535
650,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	685,784
1,850,643	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.722%, 3/25/58(A)(B)	1,949,044
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.314%, 10/15/30(A)	600,016
Principal Amount		Market Value
	Asset-Backed Securities — 10.3% (Continued)
$ 1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.458%, 7/20/32(A)	$ 1,505,054
1,475,000	Whitebox CLO II Ltd. (Cayman Islands), Ser 2020-2A, Class A1, 144a, (3M LIBOR +1.750%), 1.926%, 10/24/31(A)	1,478,274
	Total Asset-Backed Securities	$36,303,652
	U.S. Government Mortgage-Backed Obligations — 6.0%
96,566	FHLMC, Pool #1Q0339, (12M LIBOR +1.882%), 2.222%, 4/1/37(A)	102,664
9,117	FHLMC, Pool #A12886, 5.000%, 8/1/33	10,409
50,824	FHLMC, Pool #A13842, 6.000%, 9/1/33	57,136
7,179	FHLMC, Pool #A21415, 5.000%, 5/1/34	8,232
12,844	FHLMC, Pool #A35682, 5.000%, 7/1/35	14,745
8,230	FHLMC, Pool #A36523, 5.000%, 8/1/35	9,431
31,464	FHLMC, Pool #A46590, 5.000%, 8/1/35	34,592
3,452	FHLMC, Pool #A64971, 5.500%, 8/1/37	3,997
2,044,341	FHLMC, Pool #A89148, 4.000%, 10/1/39	2,249,479
61,523	FHLMC, Pool #A96485, 4.500%, 1/1/41	67,980
365,295	FHLMC, Pool #A97897, 4.500%, 4/1/41	408,160
15,902	FHLMC, Pool #C62740, 7.000%, 1/1/32	17,934
15,579	FHLMC, Pool #C72254, 6.500%, 7/1/32	17,776
30,878	FHLMC, Pool #C90986, 7.000%, 6/1/26	33,123
11,538	FHLMC, Pool #G02184, 5.000%, 4/1/36	13,236
1,989,667	FHLMC, Pool #G05624, 4.500%, 9/1/39	2,222,184
186,902	FHLMC, Pool #G05733, 5.000%, 11/1/39	214,601
66,855	FHLMC, Pool #J13584, 3.500%, 11/1/25	71,454
1,072,251	FHLMC REMICS, Pool #RA2970, 2.500%, 7/1/50	1,113,910
28,617	FNMA, Pool #255628, 5.500%, 2/1/25	31,865
8,403	FNMA, Pool #426830, 8.000%, 11/1/24	8,497
6,027	FNMA, Pool #540040, 7.500%, 6/1/28	6,050
10,965	FNMA, Pool #561741, 7.500%, 1/1/31	12,452
17,558	FNMA, Pool #640291, 7.000%, 8/1/32	17,621
13,720	FNMA, Pool #653502, 6.500%, 7/1/32	15,374
19,542	FNMA, Pool #670402, 6.500%, 6/1/32	22,354
108,321	FNMA, Pool #745257, 6.000%, 1/1/36	128,533
57,868	FNMA, Pool #748895, 6.000%, 12/1/33	61,826
37,295	FNMA, Pool #758564, 6.000%, 9/1/24	41,788
56,614	FNMA, Pool #810049, 5.500%, 3/1/35	63,439
75,091	FNMA, Pool #819297, 6.000%, 9/1/35	89,089
676,912	FNMA, Pool #881279, 5.000%, 11/1/36	775,469
23,041	FNMA, Pool #889060, 6.000%, 1/1/38	27,285
57,712	FNMA, Pool #889061, 6.000%, 1/1/38	68,519
3,779	FNMA, Pool #895657, 6.500%, 8/1/36	4,248
104,205	FNMA, Pool #905049, 5.500%, 11/1/36	116,358
402,239	FNMA, Pool #928553, 5.500%, 8/1/37	467,662
394,035	FNMA, Pool #931535, 5.500%, 7/1/39	419,558
133,772	FNMA, Pool #AA3467, 4.500%, 4/1/39	149,338
208,881	FNMA, Pool #AA4584, 4.500%, 4/1/39	233,187
49,528	FNMA, Pool #AB1800, 4.000%, 11/1/40	54,477
105,221	FNMA, Pool #AB2452, 4.000%, 3/1/26	112,184
30,920	FNMA, Pool #AD3775, 4.500%, 3/1/25	32,527
50,945	FNMA, Pool #AD6193, 5.000%, 6/1/40	58,440
72,484	FNMA, Pool #AE1568, 4.000%, 9/1/40	78,952
372,435	FNMA, Pool #AE2497, 4.500%, 9/1/40	415,948
40,919	FNMA, Pool #AE5441, 5.000%, 10/1/40	46,327
148,867	FNMA, Pool #AH1135, 5.000%, 1/1/41	168,507
55,255	FNMA, Pool #AH3671, 4.000%, 2/1/26	58,825
353,657	FNMA, Pool #AH6622, 4.000%, 3/1/41	394,407
350,806	FNMA, Pool #AL0150, 4.000%, 2/1/41	385,807
68,413	FNMA, Pool #AL0211, 5.000%, 4/1/41	78,411
2,085,330	FNMA, Pool #AL5718, 3.500%, 9/1/44	2,263,836

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.0% (Continued)
$ 417,766	FNMA, Pool #AS0779, 4.000%, 10/1/43	$ 465,103
31,371	FNMA, Pool #AS7813, 4.000%, 8/1/46	33,932
1,846,744	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,910,252
1,978,395	FNMA, Pool #FM4702, 2.500%, 10/1/50	2,054,106
660,561	FNMA, Pool #FM4996, 2.000%, 12/1/50	669,352
1,207,404	FNMA, Pool #MA4128, 2.000%, 9/1/40	1,225,288
933,301	GNMA, Pool #4424, 5.000%, 4/20/39	1,043,474
	Total U.S. Government Mortgage-Backed Obligations	$20,981,710
	Non-Agency Collateralized Mortgage Obligations — 5.5%
1,938	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 2.635%, 3/25/35(A)(B)	1,969
1,545,452	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.709%, 10/25/45(A)(B)	1,582,987
2,408,496	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.709%, 10/25/45(A)(B)	2,461,319
9,712	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	9,729
737,543	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.524%, 8/25/43(A)(B)	746,726
880,090	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.694%, 11/25/44(A)(B)	889,092
1,346,361	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.958%, 1/25/45(A)(B)	1,375,070
1,376,026	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.919%, 2/25/45(A)(B)	1,398,201
1,409,583	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.824%, 12/25/44(A)(B)	1,430,938
863,222	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	901,913
135,595	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	137,478
620,589	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	632,874
1,050,000	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	1,061,876
25,615	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.176%, 2/25/35(A)(B)	26,706
41,830	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 2.777%, 4/25/35(A)(B)	43,299
22,149	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.282%, 6/25/36(A)(B)	18,378
1,012,357	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 2.538%, 1/25/45(A)(B)	1,023,469
1,708,956	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.498%, 1/25/47(A)(B)	1,735,639
754,460	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	767,405
18,716	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	19,627
146,422	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	99,928
121,394	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.594%, 2/25/43(A)(B)	123,867
142,335	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.594%, 2/25/43(A)(B)	144,819
264,127	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.547%, 8/25/43(A)(B)	267,420
233,187	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.505%, 5/25/43(A)(B)	236,473
396,183	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	396,806
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.5% (Continued)
$ 1,130,475	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	$ 1,153,181
718,774	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	727,727
54,531	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	55,125
	Total Non-Agency Collateralized Mortgage Obligations	$19,470,041
	Sovereign Government Obligations — 4.4%
200,000	Abu Dhabi Government International Bond, 144a, 3.875%, 4/16/50	230,250
200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	204,976
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	286,776
200,000	Angolan Government International Bond, 9.375%, 5/8/48	208,752
242,500	Argentine Republic Government International Bond, 0.125%, 7/9/35(A)(B)	76,754
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	4,561
200,000	Bahrain Government International Bond, 144a, 4.250%, 1/25/28	200,000
200,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	188,940
604,000	Colombia Government International Bond, 5.000%, 6/15/45	641,998
250,000	Colombia Government International Bond, 6.125%, 1/18/41	295,873
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	184,780
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	206,506
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	168,675
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	113,160
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	212,500
26,958	Ecuador Government International Bond, 144a, 7/31/30#	14,861
220,050	Ecuador Government International Bond, 144a, 0.500%, 7/31/30(A)(B)	187,595
347,885	Ecuador Government International Bond, 144a, 0.500%, 7/31/35(A)(B)	238,301
102,150	Ecuador Government International Bond, 144a, 0.500%, 7/31/40(A)(B)	63,205
400,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	425,720
200,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	194,200
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	224,500
200,000	Egypt Government International Bond, 144a, 7.500%, 2/16/61	187,180
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	199,900
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	90,250
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	91,260

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 4.4% (Continued)
$ 100,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	$ 92,250
200,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	202,122
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	197,544
200,000	Government of Sharjah Finance Department, 144a, 4.000%, 7/28/50	183,256
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	244,500
200,000	Israel Government International Bond, 4.500%, 4/3/2120	252,500
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	220,000
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	210,000
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	220,940
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	25,086
656,000	Mexico Government International Bond, 3.771%, 5/24/61	610,329
200,000	Mexico Government International Bond, 144a, 4.125%, 1/21/26	225,788
200,000	Mexico Government International Bond, 4.750%, 4/27/32	229,000
200,000	Mongolia Government International Bond, 144a, 4.450%, 7/7/31	196,183
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	211,250
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	206,438
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	215,300
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	256,875
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	210,300
200,000	Oman Sovereign Sukuk Co., 144a, 4.875%, 6/15/30	205,192
200,000	Pakistan Government International Bond, 144a, 6.000%, 4/8/26	202,500
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	306,750
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	210,060
200,000	Paraguay Government International Bond, 144a, 5.600%, 3/13/48	235,000
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	330,912
1,633,000	Peruvian Government International Bond, 2.780%, 12/1/60	1,455,019
300,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	279,003
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	198,384
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	322,125
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	204,388
200,000	Sri Lanka Government International Bond, 144a, 7.550%, 3/28/30	126,000
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	248,066
350,000	Turkey Government International Bond, 4.875%, 4/16/43	278,404
Principal Amount		Market Value
	Sovereign Government Obligations — 4.4% (Continued)
$ 400,000	Turkey Government International Bond, 5.750%, 5/11/47	$ 341,480
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	420,371
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	378,012
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	220,743
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	232,702
	Total Sovereign Government Obligations	$15,546,245
	Commercial Mortgage-Backed Securities — 4.4%
2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.523%, 9/15/32(A)	2,499,218
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	563,459
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.023%, 2/15/29(A)	1,000,516
1,416,430	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,416,299
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	616,229
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	580,705
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	609,964
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	1,896,326
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,190,595
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(B)	555,221
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	1,203,538
575,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class B, 4.443%, 8/15/45(A)(B)	592,504
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(A)(B)	722,071
	Total Commercial Mortgage-Backed Securities	$15,446,645
	Agency Collateralized Mortgage Obligations — 2.6%
3,192,887	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	3,756,212
824,834	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	936,734
164,752	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	191,189
188,152	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	1,555
27,190	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	27,757
540,456	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	574,908
62,329	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 0.342%, 8/25/44(A)	61,998
1,189,000	FREMF Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.782%, 10/25/45(A)(B)	1,224,063
1,253,205	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	1,388,008
5,416,280	GNMA, Ser 2012-147, Class IO, 0.567%, 4/16/54(A)(B)(C)	104,360

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 2.6% (Continued)
$ 2,386,291	GNMA, Ser 2016-113, Class IO, 1.087%, 2/16/58(A)(B)(C)	$ 150,937
11,161,869	GNMA, Ser 2016-140, Class IO, 0.800%, 5/16/58(A)(B)(C)	549,577
	Total Agency Collateralized Mortgage Obligations	$8,967,298
Shares
	Short-Term Investment Funds — 3.4%
10,855,968	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	10,855,968
1,084,958	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	1,084,958
	Total Short-Term Investment Funds	$11,940,926
	Total Investment Securities—100.7% (Cost $342,250,140)	$354,386,958
	Liabilities in Excess of Other Assets — (0.7%)	(2,339,874)
	Net Assets — 100.0%	$352,047,084
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $1,062,478.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $107,652,485 or 30.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$137,637,582	$—	$137,637,582
U.S. Treasury Obligations	—	88,092,859	—	88,092,859
Asset-Backed Securities	—	36,303,652	—	36,303,652
U.S. Government Mortgage-Backed Obligations	—	20,981,710	—	20,981,710
Non-Agency Collateralized Mortgage Obligations	—	19,470,041	—	19,470,041
Sovereign Government Obligations	—	15,546,245	—	15,546,245
Commercial Mortgage-Backed Securities	—	15,446,645	—	15,446,645
Agency Collateralized Mortgage Obligations	—	8,967,298	—	8,967,298
Short-Term Investment Funds	11,940,926	—	—	11,940,926
Other Financial Instruments*
Futures
Interest rate contracts	5,968	—	—	5,968
Total Assets	$11,946,894	$342,446,032	$—	$354,392,926
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(7,103)	$—	$—	$(7,103)
Total	$11,939,791	$342,446,032	$—	$354,385,823
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts and is included in Payable for variation margin on futures contracts.

Touchstone Active Bond Fund (Unaudited) (Continued)
Futures Contracts
The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
Ultra Long U.S. Treasury Bond Futures	9/21/2021	25	$4,810,085	$(7,103)
Long Futures:
5-Year U.S. Treasury Note Futures	9/21/2021	164	20,236,501	5,968
				$(1,135)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Japan — 30.5%
	Communication Services — 4.7%
7,100	Capcom Co. Ltd.	$ 207,523
23,500	CyberAgent, Inc.	503,301
19,600	Nexon Co. Ltd.	436,830
12,200	Nippon Telegraph & Telephone Corp.	318,971
4,700	Square Enix Holdings Co. Ltd.	232,109
40,000	Z Holdings Corp.	200,179
	Consumer Discretionary — 7.8%
7,100	Goldwin, Inc.	416,975
28,100	K's Holdings Corp.	322,934
22,700	Pan Pacific International Holdings Corp.	472,046
6,000	Shimamura Co. Ltd.	575,723
2,800	Shimano, Inc.	666,187
18,100	Skylark Holdings Co. Ltd.*	251,334
12,900	ZOZO, Inc.	437,384
	Consumer Staples — 7.6%
5,600	Kobayashi Pharmaceutical Co. Ltd.	478,826
7,200	Lawson, Inc.	333,479
32,800	Lion Corp.	555,981
3,800	Pigeon Corp.	107,175
9,100	Sundrug Co. Ltd.	289,249
1,200	Tsuruha Holdings, Inc.	139,663
17,400	Welcia Holdings Co. Ltd.	568,956
41,700	Yamazaki Baking Co. Ltd.	587,805
	Energy — 0.4%
2,900	Iwatani Corp.	173,765
	Health Care — 1.3%
9,000	Chugai Pharmaceutical Co. Ltd.	356,729
4,500	JCR Pharmaceuticals Co. Ltd.	151,492
	Industrials — 4.8%
16,100	ANA Holdings, Inc.*	378,384
700	BayCurrent Consulting, Inc.	251,503
3,700	Japan Airlines Co. Ltd.*	80,117
19,100	MonotaRO Co. Ltd.	450,084
15,700	SG Holdings Co. Ltd.	412,270
6,300	West Japan Railway Co.	360,014
	Information Technology — 0.1%
1,500	NET One Systems Co. Ltd.	49,448
	Real Estate — 2.5%
224	GLP J-Reit	386,321
190	Nippon Prologis REIT, Inc.	604,573
	Utilities — 1.3%
10,700	Toho Gas Co. Ltd.	525,307
	Total Japan	12,282,637
	Hong Kong — 8.9%
	Communication Services — 1.4%
1,055,844	PCCW Ltd.	552,983
	Consumer Discretionary — 1.0%
24,138	Melco Resorts & Entertainment Ltd. ADR*	399,967
	Consumer Staples — 1.3%
148,000	Vitasoy International Holdings Ltd.	549,452
	Financials — 1.1%
11,000	Hang Seng Bank Ltd.	219,425
3,700	Hong Kong Exchanges & Clearing Ltd.	220,260
	Industrials — 1.5%
9,700	Jardine Matheson Holdings Ltd.	620,019
Shares		Market Value

	Hong Kong — (Continued)
	Information Technology — 1.1%
31,700	ASM Pacific Technology Ltd.	$ 429,415
	Real Estate — 1.5%
61,100	Link REIT	591,163
	Total Hong Kong	3,582,684
	United Kingdom — 8.6%
	Communication Services — 1.0%
35,964	Pearson PLC	414,158
	Consumer Discretionary — 2.0%
1,987	Games Workshop Group PLC	313,342
17,584	Ocado Group PLC*	487,216
	Consumer Staples — 1.2%
122,683	J Sainsbury PLC	461,764
	Energy — 0.2%
10,012	TechnipFMC PLC*	90,409
	Financials — 1.4%
38,330	Hiscox Ltd.*	441,495
10,827	IG Group Holdings PLC	126,855
	Health Care — 1.4%
173,105	ConvaTec Group PLC, 144a	576,131
	Industrials — 1.4%
84,946	International Consolidated Airlines Group SA*	205,108
44,846	Royal Mail PLC*	358,193
	Total United Kingdom	3,474,671
	Denmark — 5.9%
	Consumer Discretionary — 0.4%
1,178	Pandora A/S	158,929
	Health Care — 3.7%
9,243	Ambu A/S - Class B	355,350
4,069	Ascendis Pharma A/S ADR*	535,277
3,787	Coloplast A/S - Class B	621,762
	Industrials — 0.8%
14,288	ISS A/S*	336,219
	Materials — 1.0%
3,678	Chr Hansen Holding A/S	331,951
759	Novozymes A/S - Class B	57,266
	Total Denmark	2,396,754
	France — 5.1%
	Communication Services — 0.5%
3,361	Publicis Groupe SA	215,087
	Consumer Discretionary — 0.2%
497	SEB SA	89,909
	Consumer Staples — 1.3%
27,149	Carrefour SA†	534,276
	Health Care — 1.4%
4,882	BioMerieux	567,244
	Real Estate — 1.7%
4,629	Covivio REIT	396,276
10,529	Klepierre SA REIT*	271,267
	Total France	2,074,059

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Australia — 4.6%
	Consumer Discretionary — 2.3%
5,750	Domino's Pizza Enterprises Ltd.	$ 519,962
21,477	IDP Education Ltd.	395,553
	Consumer Staples — 1.0%
48,698	Treasury Wine Estates Ltd.	426,414
	Information Technology — 0.1%
2,291	WiseTech Global Ltd.	54,747
	Materials — 1.2%
101,015	Evolution Mining Ltd.	341,302
3,799	Fortescue Metals Group Ltd.	66,365
8,759	Northern Star Resources Ltd.	64,327
	Total Australia	1,868,670
	Israel — 3.8%
	Financials — 2.0%
26,403	Bank Hapoalim BM*	211,980
79,282	Bank Leumi Le-Israel BM*	602,442
	Health Care — 0.9%
37,643	Teva Pharmaceutical Industries Ltd.*	373,788
	Information Technology — 0.9%
1,390	Nice Ltd.*	343,099
	Total Israel	1,531,309
	Finland — 3.8%
	Communication Services — 1.5%
10,011	Elisa Oyj	597,412
	Consumer Discretionary — 0.9%
8,404	Nokian Renkaat Oyj	339,504
	Health Care — 1.4%
13,338	Orion Oyj - Class B	573,313
	Total Finland	1,510,229
	Spain — 3.6%
	Communication Services — 0.1%
841	Cellnex Telecom SA, 144a*	53,640
	Consumer Staples — 1.1%
5,986	Viscofan SA	417,244
	Financials — 2.4%
75,370	Bankinter SA	379,190
138,505	CaixaBank SA	426,416
76,380	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	160,033
	Total Spain	1,436,523
	Italy — 2.7%
	Communication Services — 1.4%
749,018	Telecom Italia SpA/Milano	372,687
357,739	Telecom Italia SpA/Milano	189,762
	Health Care — 1.3%
2,807	DiaSorin SpA	530,880
	Total Italy	1,093,329
	Belgium — 2.7%
	Consumer Staples — 1.4%
9,883	Etablissements Franz Colruyt NV*	552,657
	Materials — 1.3%
8,682	Umicore SA	531,148
	Total Belgium	1,083,805
Shares		Market Value

	Luxembourg — 2.6%
	Communication Services — 1.0%
52,139	SES SA	$ 398,725
	Health Care — 1.6%
5,761	Eurofins Scientific SE*	658,936
	Total Luxembourg	1,057,661
	Switzerland — 2.5%
	Consumer Staples — 1.8%
39	Chocoladefabriken Lindt & Spruengli AG	387,998
931	Zur Rose Group AG*	356,703
	Real Estate — 0.7%
2,160	PSP Swiss Property AG	274,274
	Total Switzerland	1,018,975
	Germany — 2.4%
	Consumer Discretionary — 1.8%
3,572	HelloFresh SE*	347,226
5,393	Jumia Technologies AG ADR*	163,570
40,406	TUI AG*	206,826
	Industrials — 0.6%
2,299	Knorr-Bremse AG	264,515
	Total Germany	982,137
	Netherlands — 2.3%
	Consumer Staples — 0.9%
11,414	Koninklijke Ahold Delhaize NV	339,904
	Energy — 1.4%
12,693	Koninklijke Vopak NV	576,996
	Total Netherlands	916,900
	United States — 1.5%
	Health Care — 1.5%
12,694	QIAGEN NV*	613,516
	Sweden — 1.4%
	Consumer Staples — 1.4%
12,510	ICA Gruppen AB	582,224
	Ireland — 1.4%
	Consumer Staples — 1.4%
3,951	Kerry Group PLC - Class A	551,881
	Norway — 1.3%
	Consumer Staples — 1.3%
20,687	Mowi ASA	526,176
	New Zealand — 1.3%
	Health Care — 1.3%
24,069	Fisher & Paykel Healthcare Corp. Ltd.	523,570
	Jordan — 0.8%
	Health Care — 0.8%
9,396	Hikma Pharmaceuticals PLC	317,919
	China — 0.7%
	Consumer Discretionary — 0.1%
22,800	Chow Tai Fook Jewellery Group Ltd.	52,094
	Consumer Staples — 0.6%
76,900	Budweiser Brewing Co. APAC Ltd., 144a	242,139
	Total China	294,233

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Portugal — 0.2%
	Consumer Staples — 0.2%
3,562	Jeronimo Martins SGPS SA	$ 64,960
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC(A)*	0
	Total Common Stocks	$39,784,822
	Short-Term Investment Funds — 2.4%
450,327	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	450,327
503,410	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	503,410
	Total Short-Term Investment Funds	$953,737
	Total Investment Securities — 101.0% (Cost $36,531,968)	$40,738,559
	Liabilities in Excess of Other Assets — (1.0)%	(395,864)
	Net Assets — 100.0%	$40,342,695
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $479,981.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $871,910 or 2.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$2,742,744	$9,539,893	$—	$12,282,637
Hong Kong	399,967	3,182,717	—	3,582,684
United Kingdom	1,374,521	2,100,150	—	3,474,671
Denmark	1,222,578	1,174,176	—	2,396,754
France	—	2,074,059	—	2,074,059
Australia	—	1,868,670	—	1,868,670
Israel	—	1,531,309	—	1,531,309
Finland	573,313	936,916	—	1,510,229
Spain	160,033	1,276,490	—	1,436,523
Italy	530,880	562,449	—	1,093,329
Belgium	552,657	531,148	—	1,083,805
Luxembourg	—	1,057,661	—	1,057,661
Switzerland	744,701	274,274	—	1,018,975
Germany	510,796	471,341	—	982,137
Netherlands	—	916,900	—	916,900
United States	613,516	—	—	613,516
Sweden	582,224	—	—	582,224
Ireland	551,881	—	—	551,881
Norway	526,176	—	—	526,176
New Zealand	523,570	—	—	523,570
Jordan	317,919	—	—	317,919
China	—	294,233	—	294,233
Portugal	64,960	—	—	64,960
United Arab Emirates	—	—	0	0
Short-Term Investment Funds	953,737	—	—	953,737
Total	$12,946,173	$27,792,386	$0	$40,738,559
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2020	$1,975
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,975)
Ending balance, June 30, 2021	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2021	$(1,975)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Credit Opportunities Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 67.4%
	Communication Services — 10.4%
$ 758,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 742,969
298,000	Altice France SA (France), 144a, 7.375%, 5/1/26	309,899
512,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	508,800
351,000	Avaya, Inc., 144a, 6.125%, 9/15/28	375,675
72,000	Belo Corp., 7.250%, 9/15/27	83,520
500,000	Belo Corp., 7.750%, 6/1/27	585,000
175,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	178,281
634,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	660,945
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	482,494
195,000	CommScope, Inc., 144a, 5.500%, 3/1/24	200,606
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	327,267
87,000	Consolidated Communications, Inc., 144a, 5.000%, 10/1/28	88,196
293,000	Consolidated Communications, Inc., 144a, 6.500%, 10/1/28	315,195
300,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	283,473
225,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	226,382
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	421,877
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	924,487
312,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	326,430
550,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	356,785
133,000	Digicel Group Ltd. (Jamaica), 8.250%, 9/30/21(B)	1
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	301,536
214,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	218,280
565,000	Lumen Technologies, Inc., 144a, 5.125%, 12/15/26	586,894
128,000	Netflix, Inc., 4.875%, 4/15/28	148,640
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	137,959
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	111,300
152,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	150,789
197,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	203,119
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	945,675
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	20,955
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	261,528
491,000	TEGNA, Inc., 4.625%, 3/15/28	509,413
800,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	841,600
754,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	718,185
366,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	372,954
420,000	ViaSat, Inc., 144a, 6.500%, 7/15/28	447,913
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	132,660
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	131,983
910,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	928,200
		14,567,865
	Energy — 9.9%
621,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	689,310
327,000	Apache Corp., 4.875%, 11/15/27(A)	354,138
783,000	Apache Corp., 5.100%, 9/1/40(A)	820,192
626,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	653,488
190,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	198,780
Principal Amount		Market Value

	Energy — (Continued)
$ 131,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	$ 144,100
171,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 9.000%, 11/1/27	236,346
829,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	897,392
239,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	249,755
535,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	575,125
481,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	499,037
863,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	880,260
63,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	65,678
446,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	461,610
650,000	DT Midstream, Inc., 144a, 4.125%, 6/15/29	659,964
489,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	511,005
464,000	EQM Midstream Partners LP, 6.500%, 7/15/48	496,480
777,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	687,645
444,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 12.000%, 9/1/25	441,780
488,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	498,546
484,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	494,551
142,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 144a, 7.500%, 2/1/26	149,100
362,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	328,515
57,000	Occidental Petroleum Corp., 2.700%, 2/15/23	58,265
214,000	Occidental Petroleum Corp., 2.900%, 8/15/24	218,815
238,000	Occidental Petroleum Corp., 3.200%, 8/15/26	239,785
58,000	Occidental Petroleum Corp., 3.400%, 4/15/26	59,305
85,000	Occidental Petroleum Corp., 8.000%, 7/15/25	101,788
255,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	251,813
501,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	459,667
924,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	960,609
115,000	Western Midstream Operating LP, (3M LIBOR +2.100%), 2.288%, 1/13/23(C)	114,426
65,000	Western Midstream Operating LP, 3.950%, 6/1/25	67,538
364,000	Western Midstream Operating LP, 4.350%, 2/1/25	384,599
		13,909,407
	Consumer Discretionary — 8.6%
665,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	690,782
239,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	258,022
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	580,537
653,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	695,445
356,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	359,781
389,000	Century Communities, Inc., 5.875%, 7/15/25	402,312
179,000	Century Communities, Inc., 6.750%, 6/1/27	189,964
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	133,122
364,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	387,660
148,000	Dana, Inc., 4.250%, 9/1/30	152,255
147,000	Dana, Inc., 5.375%, 11/15/27	156,555
326,000	Dana, Inc., 5.625%, 6/15/28	352,797
57,000	Ford Motor Co., 8.500%, 4/21/23	63,609

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.4% (Continued)
	Consumer Discretionary — (Continued)
$ 75,000	Ford Motor Co., 9.000%, 4/22/25	$ 92,465
90,000	Ford Motor Credit Co. LLC, (3M LIBOR +0.880%), 1.068%, 10/12/21(C)	89,885
185,000	Ford Motor Credit Co. LLC, 2.979%, 8/3/22	187,544
57,000	Ford Motor Credit Co. LLC, 3.096%, 5/4/23	58,379
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	11,502
307,000	Ford Motor Credit Co. LLC, 3.813%, 10/12/21	309,302
227,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	241,449
256,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	271,559
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	60,569
233,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	246,980
241,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	259,075
250,000	Jaguar Land Rover Automotive PLC (United Kingdom), 3.875%, 3/1/23	351,724
28,000	L Brands, Inc., 6.694%, 1/15/27	32,943
300,000	L Brands, Inc., 6.750%, 7/1/36	375,750
208,000	L Brands, Inc., 6.875%, 11/1/35	263,640
92,000	L Brands, Inc., 7.500%, 6/15/29	108,330
468,000	LGI Homes, Inc., 144a, 4.000%, 7/15/29	470,340
320,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	331,696
363,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	388,813
124,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	128,650
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	220,472
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	212,442
778,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	805,230
768,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144a, 8.500%, 11/15/27	824,832
841,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	844,154
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	123,935
162,000	United Airlines, Inc., 144a, 4.375%, 4/15/26	167,670
162,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	167,670
		12,069,841
	Industrials — 8.3%
211,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	217,858
343,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	360,579
139,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	141,433
139,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	142,677
758,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	771,265
702,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	715,921
689,000	Clark Equipment Co. (South Korea), 144a, 5.875%, 6/1/25(A)	728,617
594,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	622,215
779,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	807,939
365,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	391,462
31,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	32,169
780,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	778,050
320,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	328,800
97,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	102,618
490,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	482,160
144,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	145,440
115,000	Madison IAQ LLC, 144a, 5.875%, 6/30/29	117,013
735,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	720,300
431,000	OI European Group BV, 144a, 4.000%, 3/15/23	445,189
Principal Amount		Market Value

	Industrials — (Continued)
$ 529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	$ 564,707
67,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	73,030
398,912	PowerTeam Services LLC, 144a, 9.033%, 12/4/25	438,803
83,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	82,073
474,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	499,521
244,000	Tervita Corp. (Canada), 144a, 11.000%, 12/1/25	273,214
653,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	688,915
129,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	139,385
295,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	308,275
279,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	287,021
94,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	100,232
107,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	111,146
		11,618,027
	Consumer Staples — 7.4%
320,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(D)	328,000
357,000	Bellis Acquisition Co. PLC (United Kingdom), 144a, 3.250%, 2/16/26	494,455
470,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	487,038
226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	235,133
200,000	Chrome Holdco SASU (France), 5.000%, 5/31/29	242,782
271,000	Dole Food Co., Inc., 144a, 7.250%, 6/15/25	276,420
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	191,284
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	407,619
663,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	741,486
595,000	Korn Ferry, 144a, 4.625%, 12/15/27	618,056
1,240,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,249,548
361,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	370,025
894,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	901,822
300,000	Mobilux Finance SAS (France), 4.250%, 7/15/28	355,725
448,000	Paysafe Finance PLC / Paysafe Holdings US Corp., 144a, 4.000%, 6/15/29	442,400
429,000	Picard BondCo S.A. (), 5.375%, 7/1/27	508,687
65,000	Sabre GLBL, Inc., 144a, 7.375%, 9/1/25	70,688
839,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	846,291
787,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	821,966
260,000	SRS Distribution, Inc., 144a, 4.625%, 7/1/28	265,850
230,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	236,695
355,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	337,626
		10,429,596
	Materials — 5.5%
485,705	Boart Longyear Management Pty Ltd., (14.500% PIK), 10.000%, 12/31/22(D)	369,743
358,000	CF Industries, Inc., 4.950%, 6/1/43	423,188
74,000	CF Industries, Inc., 5.150%, 3/15/34	89,535
33,000	CF Industries, Inc., 5.375%, 3/15/44	40,894
817,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	874,190
356,000	Constellium SE, 144a, 3.750%, 4/15/29	352,440
163,000	Constellium SE, 144a, 5.625%, 6/15/28	174,817
330,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	336,600
129,000	Freeport-McMoRan, Inc., 4.375%, 8/1/28	136,256

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.4% (Continued)
	Materials — (Continued)
$ 138,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	$ 151,110
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	316,875
175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	211,365
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	77,006
972,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 4.250%, 12/15/25	991,440
200,000	Novelis Corp., 144a, 5.875%, 9/30/26	208,051
289,000	OCI NV (Netherlands), 144a, 4.625%, 10/15/25	301,374
598,000	OCI NV (Netherlands), 144a, 5.250%, 11/1/24	616,359
513,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	514,282
590,000	Tronox, Inc., 144a, 4.625%, 3/15/29	596,626
632,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25	620,940
215,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	241,606
		7,644,697
	Health Care — 4.3%
992,000	Air Methods Corp., 144a, 8.000%, 5/15/25	937,440
100,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	94,859
100,000	Bausch Health Cos, Inc., 144a, 5.250%, 1/30/30	93,000
386,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	395,650
530,000	Emergent BioSolutions, Inc., 144a, 3.875%, 8/15/28	519,145
431,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	443,391
244,000	HCA, Inc., 5.625%, 9/1/28	289,140
325,000	HCA, Inc., 7.690%, 6/15/25	394,859
210,000	Hill-Rom Holdings, Inc., 144a, 4.375%, 9/15/27	217,350
357,000	Jazz Securities DAC, 144a, 4.375%, 1/15/29	370,138
756,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	788,130
643,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	636,570
354,000	Tenet Healthcare Corp., 144a, 6.125%, 10/1/28	377,647
494,000	Tenet Healthcare Corp., 144a, 4.625%, 6/15/28	508,425
		6,065,744
	Information Technology — 3.9%
212,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	219,322
661,000	BY Crown Parent LLC / BY Bond Finance, Inc., 144a, 4.250%, 1/31/26	692,397
198,000	Clarivate Science Holdings Corp., 144a, 3.875%, 6/30/28	199,002
241,000	Diebold Nixdorf, Inc., 144a, 9.375%, 7/15/25	267,209
250,000	Elastic NV (), 4.125%, 7/15/29	250,000
105,000	Entegris, Inc., 144a, 4.375%, 4/15/28	109,594
330,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	334,554
908,000	PTC, Inc., 144a, 4.000%, 2/15/28	937,964
787,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	825,366
440,000	Seagate HDD Cayman, 144a, 3.125%, 7/15/29	426,323
586,000	Seagate HDD Cayman, 144a, 3.375%, 7/15/31	566,252
630,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	633,150
		5,461,133
	Financials — 3.4%
882,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	870,975
370,000	LD Holdings Group LLC, 144a, 6.500%, 11/1/25	379,916
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	484,389
374,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	387,557
262,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	263,425
692,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	724,206
365,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	368,395
326,000	NFP Corp., 144a, 6.875%, 8/15/28	343,183
Principal Amount		Market Value

	Financials — (Continued)
$ 690,000	OneMain Finance Corp., 4.000%, 9/15/30	$ 682,879
288,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	298,233
		4,803,158
	Real Estate — 3.4%
488,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	513,010
275,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	268,469
720,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	758,959
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	402,558
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	555,718
105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	111,151
315,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	313,712
525,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.750%, 6/15/29	525,656
197,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	200,448
427,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. REIT, 4.500%, 9/1/26	455,822
290,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	292,900
110,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	111,883
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	206,391
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	48,875
		4,765,552
	Utilities — 2.3%
1,039,000	Calpine Corp., 144a, 4.500%, 2/15/28(A)	1,059,780
40,000	Calpine Corp., 144a, 5.000%, 2/1/31	39,800
667,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	655,461
292,000	NRG Energy, Inc., 6.625%, 1/15/27	302,284
268,000	Pacific Gas and Electric Co., 3.950%, 12/1/47	249,417
106,000	Pacific Gas and Electric Co., 4.300%, 3/15/45	101,784
91,000	Pacific Gas and Electric Co., 4.750%, 2/15/44	91,960
346,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	358,179
268,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	291,023
		3,149,688
	Total Corporate Bonds	$94,484,708
Shares
	Exchange-Traded Funds — 11.7%
86,996	iShares International Select Dividend ETF	2,818,670
43,712	iShares MSCI EAFE Value ETF	2,262,533
34,378	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,078,782
20,818	Vanguard Emerging Markets Government Bond ETF	1,661,901
29,148	Vanguard Global ex-U.S. Real Estate ETF	1,701,077
49,058	Vanguard High Dividend Yield ETF	5,139,807
17,090	Vanguard Real Estate ETF	1,739,591
	Total Exchange-Traded Funds	$16,402,361
Principal Amount
Asset-Backed Securities — 7.5%
$ 250,000	AMMC CLO 22 Ltd. (Cayman Islands), Ser 2018-22X, Class SUB, 4/25/31(C)(E)	173,115

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 7.5% (Continued)
$ 340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(E)	$ 248,303
250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-4A, Class D, 144a, (3M LIBOR +4.250%), 4.423%, 1/23/33(C)	251,635
134,615	CBAM Ltd. (Cayman Islands), Ser 2017-3A, Class E1, 144a, (3M LIBOR +6.500%), 6.690%, 10/17/29(C)	133,752
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 7/23/34(C)	494,950
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 6.034%, 10/15/30(C)	244,263
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 5.356%, 5/15/31(C)	238,184
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(C)(E)	223,627
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 8.116%, 1/20/34(C)	248,408
500,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 5.584%, 7/15/30(C)	488,647
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(E)	72,760
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 6.884%, 1/15/33(C)	502,550
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(E)	800,409
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(C)(E)	387,803
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(C)(E)	205,809
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(C)(E)	505,318
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/20/30(C)(E)	281,801
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 6.954%, 4/15/31(C)	241,061
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-3A, Class E, 144a, (3M LIBOR +6.770%), 6.958%, 7/20/31(C)	481,737
350,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-4A, Class E, 144a, (3M LIBOR +7.230%), 7.418%, 10/20/32(C)	347,156
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 3.055%, 11/18/31(C)	245,288
500,000	OHA Credit Funding 3 Ltd. (Cayman Islands), Ser 2019-3A, Class E2, 144a, (3M LIBOR +5.500%), 5.688%, 7/20/32(C)	500,000
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(C)(E)	268,181
500,000	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class SUB, 144a, 1/20/31(C)(E)	281,403
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(C)(E)	536,469
250,000	Signal Peak CLO 7 Ltd. (Cayman Islands), Ser 2019-1A, Class E, 144a, (3M LIBOR +6.890%), 7.075%, 4/30/32(C)	250,108
Principal Amount		MarketValue
	Asset-Backed Securities — 7.5% (Continued)
$ 500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 7.884%, 7/15/32(C)	$ 487,477
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 2.906%, 11/18/30(C)	249,997
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 6.509%, 4/15/34(C)	493,839
250,000	Venture XVIII CLO Ltd. (Cayman Islands), Ser 2014-18A, Class SUB, 144a, 10/15/29(C)(E)	68,827
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 6.438%, 1/20/32(C)	238,513
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(C)(E)	170,854
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(E)	218,160
	Total Asset-Backed Securities	$10,580,404
	Bank Loans — 6.3%(F)
	Consumer Discretionary — 2.1%
664,496	AI Aqua Merger Sub Inc., 2018 Tranche B-1 Term Loan, (LIBOR + 3.250%), 4.250%, 12/13/23	664,914
226,040	Autokiniton US Holdings, Inc., Closing Date Term B Loan, (LIBOR + 4.750%), 5.000%, 4/06/28	227,735
181,731	Clarios Global LP, Amendment No. 1 Dollar Term Loan (First Lien), (LIBOR + 3.250%), 3.354%, 4/30/26	179,914
397,963	Enterprise Development Authority, Term Loan, 2/18/28	398,957
218,482	MI Windows and Doors LLC, Initial Term Loan, (LIBOR + 3.750%), 4.500%, 12/18/27	218,620
254,157	Mileage Plus Holdings, LLC, Initial Term Loan, (LIBOR + 5.250%), 6.250%, 6/21/27	271,227
65,899	Osmosis Debt Merger Sub Inc., Delayed Draw Term Loan, 6/16/28(G)	66,064
527,192	Osmosis Debt Merger Sub Inc., Term Loan B, 6/16/28(G)	528,510
324,188	United AirLines, Inc., Class B Term Loan, 4/21/28(G)	328,149
		2,884,090
	Energy — 1.0%
809,984	Gulf Finance LLC, Tranche B Term Loan, (LIBOR + 5.250%), 6.250%, 8/25/23	685,886
735,896	Woodford Express LLC, Initial Term Loan, (LIBOR + 5.000%), 6.000%, 1/27/25(G)	711,369
		1,397,255
	Health Care — 0.9%
713,415	eResearch Technology Inc., First Lien Initial Term Loan, (LIBOR + 4.500%), 5.500%, 2/04/27	716,205
490,909	Sotera Health Holdings LLC, Term Loan, (LIBOR + 2.750%), 3.250%, 12/11/26	488,661
		1,204,866
	Information Technology — 0.8%
412,111	Grab Holdings, Inc., Initial Term Loan, (LIBOR + 4.500%), 5.500%, 1/29/26	417,950
440,895	Ivanti Software Inc., First Lien Initial Term Loan, (LIBOR + 4.750%), 5.750%, 12/01/27	440,957
87,780	Ivanti Software, Inc., First Amendment Term Loan, 12/01/27(G)	87,158
235,483	Sabre GLBL Inc., 2020 Other Term B Loan, (LIBOR + 4.000%), 4.750%, 12/17/27	236,661
		1,182,726

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Bank Loans — 6.3% (Continued)
	Industrials — 0.8%
$ 122,084	Madison IAQ LLC, Initial Term Loan, 6/16/28(G)	$ 122,084
996,764	Wilsonart LLC, Tranche E Term Loan, (LIBOR + 3.500%), 4.500%, 12/31/26	996,225
		1,118,309
	Materials — 0.3%
302,240	Aruba Investments Holdings LLC, Second Lien Initial Term Loan, (LIBOR + 7.750%), 8.500%, 11/24/28	303,246
201,243	BWay Holding Company, Initial Term Loan, (LIBOR + 3.250%), 3.354%, 4/03/24	196,244
		499,490
	Communication Services — 0.3%
262,500	Delta TopCo Inc., Initial Term Loan (Second Lien), (LIBOR + 7.250%), 8.000%, 12/01/28	265,453
164,409	E.W. Scripps Company (The), Term Loan B, (LIBOR + 3.000%), 3.750%, 1/07/28	164,203
		429,656
	Financials — 0.1%
98,430	Asurion LLC, New B-8 Term Loan, (LIBOR + 3.250%), 3.343%, 12/23/26	97,262
41,943	Brookfield Property Reit, Inc., Initial Term B Loan, (LIBOR + 2.500%), 2.604%, 8/27/25(G)	40,895
		138,157
	Total Bank Loans	$8,854,549
Shares
	Common Stocks — 2.3%
	Energy — 2.1%
14,705	Extraction Oil & Gas, Inc.*	807,452
932	Extraction Oil & Gas, Inc.(H)	51,176
51,711	FTS International, Inc. - Class A*	1,462,904
35,000	Vine Energy, Inc. - Class A*	545,650
		2,867,182
	Industrials — 0.2%
23,087	Tutor Perini Corp.*	319,755
	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow	1,048
	Total Common Stocks	$3,187,985
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
64	Chicago Board Options Exchange Volatility Index, Strike @25.00, Exp 08/21(A)	$ 101,312	11,200
	Purchased Put Options — 0.0%
231	Invesco CurrencyShares Japanese Yen Trust, Strike @86.00, Exp 01/22(A)*	1,957,263	48,510
422	Invesco Senior Loan ETF, Strike @22.00, Exp 07/21(A)*	932,620	0
	Total Purchased Put Options		48,510
	Total Purchased Options		$59,710
Shares		MarketValue
	Short-Term Investment Funds — 5.3%
7,286,257	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 7,286,257
133,871	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	133,871
	Total Short-Term Investment Funds	$7,420,128
	Total Long Positions—100.5% (Cost $135,797,869)	$140,989,845
Principal Amount
	Securities Sold Short — (0.7)%
	Corporate Bonds — (0.7)%
	Consumer Staples — (0.3)%
$ (500,000)	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.000%, 12/31/27	(501,915)
	Consumer Discretionary — (0.4)%
(500,000)	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	(516,250)
	Total Corporate Bonds	$(1,018,165)
	Total Securities Sold Short (Proceeds $999,071)	$(1,018,165)
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
(64)	Chicago Board Options Exchange Volatility Index, Strike @35.00, Exp 08/21	$ 101,312	(5,888)
(422)	Invesco Senior Loan ETF, Strike @22.00, Exp 07/21*	932,620	(7,596)
	Total Written Options (Premiums received $35,108)		$(13,484)
	Total Investment Securities—99.8%		$139,958,196
	Other Assets in Excess of Liabilities — 0.2%		241,214
	Net Assets — 100.0%		$140,199,410
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of June 30, 2021 was $3,635,238.
(B)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(C)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
(D)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”).CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(F)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2021.
(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(H)	Security is subject to restrictions on resale. At June 30, 2021, these securities were valued at $51,176 or 0.0% of net assets.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $129,314.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $86,167,046 or 61.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Portfolio Abbreviations:
CLO–Collateralized Loan Obligation
DAC–Designated Activity Company
ETF–Exchange-Traded Fund
EUR–Euro
GBP–Great Britain Pound
ICE–Intercontinental Exchange, Inc.
LIBOR–London Interbank Offered Rate
LLC–Limited Liability Company
LLLP–Limited Liability Limited Partnership
LP–Limited Partnership
PIK–Payment In Kind
PLC–Public Limited Company
REIT–Real Estate Investment Trust
USD–United States Dollar
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$94,484,707	$1	$94,484,708
Exchange-Traded Funds	16,402,361	—	—	16,402,361
Asset-Backed Securities	—	10,580,404	—	10,580,404
Bank Loans	—	8,854,549	—	8,854,549
Common Stocks	3,186,937	1,048	—	3,187,985
Purchased Call Options
Equity contracts	11,200	—	—	11,200
Purchased Put Options
Equity contracts	48,510	—	—	48,510
Short-Term Investment Funds	7,420,128	—	—	7,420,128
Other Financial Instruments*
Foreign currency exchange contracts	—	15,839	—	15,839
Total Assets	$27,069,136	$113,936,547	$1	$141,005,684
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(1,018,165)	$—	$(1,018,165)
Written Options
Equity contracts	(13,484)	—	—	(13,484)
Other Financial Instruments*
Swap Agreements
Credit contracts	—	(63,059)	—	(63,059)
Total Liabilities	$(13,484)	$(1,081,224)	$—	$(1,094,708)
Total	$27,055,652	$112,855,323	$1	$139,910,976
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on swaps and forward foreign currency contracts.
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2020	$—
Transfer into Level 3	1
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2021	$1
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2021	$—
	Fair Value	Valuation Technique	Unobservable Input
Corporate Bond
Digicel Group Ltd.	$1	Discounted Market Value	99.9% Discount Rate

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Wells Fargo	12/20/25	$250,000	1.000%	ICE	Kohls Corp. USD SR 5Y D14	$743	$23,993	$(23,250)
Wells Fargo	6/20/25	$500,000	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(36,958)	$(3,326)	$(33,632)
Wells Fargo	12/20/25	$793,750	5.000%	ICE	Markit CDX North America High Yield Series 33 5Y Index	$(80,616)	$(74,439)	$(6,177)
								$(63,059)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
Wells Fargo	7/29/2021	USD	1,052,048	EUR	880,571	$7,285
Wells Fargo	7/29/2021	USD	855,133	GBP	611,946	8,554
						$15,839
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 97.6%
	Communication Services — 16.2%
$ 483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 473,422
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	516,519
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	691,832
735,000	Belo Corp., 7.250%, 9/15/27	852,600
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	359,630
565,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	593,250
519,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	553,534
148,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	150,775
211,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	218,649
1,333,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	1,407,981
1,222,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	1,293,463
682,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	644,429
1,854,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,818,978
1,053,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,093,804
485,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	314,620
1,191,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	583,590
1,000,000	DISH DBS Corp., 144a, 5.125%, 6/1/29	988,325
351,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	376,009
540,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	536,490
545,000	LCPR Senior Secured Financing DAC, 144a, 5.125%, 7/15/29	562,266
444,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	478,403
906,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	874,290
1,589,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	1,644,694
818,000	Lumen Technologies, Inc., 144a, 5.375%, 6/15/29	831,374
567,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	578,340
1,105,000	MDC Partners, Inc. (Canada), 144a, 7.500%, 5/1/24	1,118,812
1,841,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	2,018,196
205,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	205,769
275,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	283,542
725,000	Spanish Broadcasting System, Inc., 144a, 9.750%, 3/1/26	732,250
1,385,000	Sprint Capital Corp, 6.875%, 11/15/28	1,776,262
500,000	Summer BC Bidco B LLC, 144a, 5.500%, 10/31/26	508,525
307,000	Switch Ltd., 144a, 4.125%, 6/15/29	315,059
721,000	TEGNA, Inc., 5.000%, 9/15/29	754,512
353,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	407,274
865,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	1,031,512
1,090,000	T-Mobile USA, Inc., 3.375%, 4/15/29	1,124,873
513,000	T-Mobile USA, Inc., 144a, 3.375%, 4/15/29	529,413
373,000	Univision Communications, Inc., 144a, 4.500%, 5/1/29	375,797
408,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	414,120
294,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	295,470
200,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	214,940
385,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.750%, 7/15/31	390,775
515,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	511,457
480,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	491,275
		31,937,100
Principal Amount		Market Value

	Energy — 15.6%
$ 278,000	Antero Resources Corp., 144a, 5.375%, 3/1/30	$ 283,735
443,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	491,730
1,383,000	Apache Corp., 4.875%, 11/15/27	1,497,775
915,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	957,282
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,228,920
704,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	762,080
456,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	465,120
1,186,000	California Resources Corp., 144a, 7.125%, 2/1/26	1,248,052
867,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	906,015
1,050,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	1,128,750
461,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	486,355
400,000	Continental Resources, Inc., 4.375%, 1/15/28	441,337
295,000	Continental Resources, Inc., 4.900%, 6/1/44	334,087
258,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	309,032
719,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	719,367
660,000	DT Midstream, Inc., 144a, 4.125%, 6/15/29	670,118
797,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	798,992
312,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	327,795
298,000	Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29	319,605
225,000	Global Partners LP / GLP Finance Corp., 7.000%, 8/1/27	238,500
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	453,353
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	350,175
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	462,187
938,000	Independence Energy Finance LLC, 144a, 7.250%, 5/1/26	985,059
501,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	533,728
1,193,000	Murphy Oil Corp., 6.375%, 12/1/42	1,184,273
1,072,000	NuStar Logistics LP, 5.625%, 4/28/27	1,147,983
531,000	NuStar Logistics LP, 6.000%, 6/1/26	576,135
1,011,000	Occidental Petroleum Corp., 4.200%, 3/15/48	945,285
437,000	Occidental Petroleum Corp., 6.125%, 1/1/31	512,929
674,000	Occidental Petroleum Corp., 6.375%, 9/1/28	786,895
918,000	Occidental Petroleum Corp., 6.625%, 9/1/30	1,109,458
772,000	Occidental Petroleum Corp., 8.500%, 7/15/27	972,102
1,420,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	1,442,990
1,164,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,198,920
773,242	Ruby Pipeline LLC, 144a, 8.000%, 4/1/22	704,096
1,213,000	Southwestern Energy Co., 8.375%, 9/15/28	1,370,690
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	257,428
1,409,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	1,464,825
279,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	282,800
312,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	330,330
		30,686,288
	Consumer Staples — 12.8%
893,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	863,977
122,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	123,678
1,205,000	Ahern Rentals Inc., 144a, 7.375%, 5/15/23†	1,087,512
1,000,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,013,750

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.6% (Continued)
	Consumer Staples — (Continued)
$ 505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	$ 529,462
1,000,000	CHS/Community Health Systems, Inc., 144a, 4.750%, 2/15/31	1,001,250
811,000	CHS/Community Health Systems, Inc., 144a, 6.875%, 4/15/29	848,687
1,285,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	1,283,394
564,000	JBS Finance Luxembourg Sarl, 144a, 3.625%, 1/15/32	563,825
257,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	282,379
919,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 3.750%, 12/1/31	940,367
586,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	655,371
82,000	Macy's Retail Holdings LLC, 3.625%, 6/1/24†	84,132
1,897,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29†	2,040,091
1,546,000	NESCO Holdings II, Inc., 144a, 5.500%, 4/15/29	1,613,637
458,000	Pilgrim's Pride Corp., 144a, 4.250%, 4/15/31	474,602
414,000	Post Holdings, Inc., 144a, 4.500%, 9/15/31	413,089
483,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	490,245
1,134,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	1,134,000
1,325,000	QVC, Inc., 4.375%, 9/1/28	1,351,500
689,000	QVC, Inc., 4.750%, 2/15/27	730,106
1,790,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	1,878,963
1,000,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,008,690
915,000	Staples, Inc., 144a, 7.500%, 4/15/26	949,312
370,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144a, 5.000%, 6/1/31	378,788
500,000	Triton Water Holdings, Inc., 144a, 6.250%, 4/1/29	501,250
1,864,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,919,920
1,045,000	US Foods, Inc., 144a, 4.750%, 2/15/29	1,065,900
		25,227,877
	Consumer Discretionary — 11.5%
308,000	Allison Transmission, Inc., 144a, 3.750%, 1/30/31	302,724
766,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	826,966
428,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 144a, 6.250%, 9/15/27	452,075
128,000	Carnival Corp., 144a, 7.625%, 3/1/26	139,040
819,000	Carnival Corp., 144a, 9.875%, 8/1/27	956,182
690,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	688,951
1,153,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,193,021
1,800,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	1,908,828
102,000	Everi Holdings, Inc., 144a, 5.000%, 7/15/29	102,000
280,000	Ford Motor Co., 4.750%, 1/15/43	297,500
109,000	Ford Motor Co., 9.625%, 4/22/30	156,415
270,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/28	268,720
416,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	424,062
367,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	389,305
1,024,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	1,097,114
672,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	740,040
712,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	768,960
455,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/27	482,150
304,000	Goodyear Tire & Rubber Co. (The), 144a, 5.000%, 7/15/29	318,288
233,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	243,194
772,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	784,545
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 572,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	$ 564,850
200,000	International Game Technology PLC, 144a, 4.125%, 4/15/26	208,250
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	507,300
1,065,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	1,126,237
639,000	L Brands, Inc., 5.250%, 2/1/28	714,881
1,440,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,490,400
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	199,520
1,237,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	1,425,642
874,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	881,648
844,000	Twin River Worldwide Holdings Inc., 144a, 6.750%, 6/1/27	899,392
523,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	541,305
280,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	282,800
366,000	WW International, Inc., 144a, 4.500%, 4/15/29	368,745
866,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	897,696
		22,648,746
	Industrials — 11.0%
953,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	969,678
1,814,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,912,264
1,000,000	Danaos Corp. (Greece), 144a, 8.500%, 3/1/28	1,096,570
638,000	Delta Air Lines, Inc., 3.750%, 10/28/29	637,584
1,503,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	1,561,241
535,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	533,663
1,000,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,115,000
1,443,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	1,419,912
132,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	159,740
329,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	396,445
1,794,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,845,577
273,000	Meritor, Inc., 144a, 4.500%, 12/15/28	276,754
244,000	Meritor, Inc., 144a, 6.250%, 6/1/25	259,901
933,000	Moog, Inc., 144a, 4.250%, 12/15/27	965,655
397,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	407,918
747,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	814,230
808,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	826,180
705,000	Quad/Graphics, Inc., 7.000%, 5/1/22†	697,950
1,384,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	1,374,411
347,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	370,423
634,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	606,871
768,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	795,360
805,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	855,256
1,000,000	TransDigm, Inc., 144a, 4.625%, 1/15/29	1,000,350
700,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	779,695
		21,678,628
	Financials — 7.8%
2,012,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	2,064,815
543,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	562,684
528,000	Credit Acceptance Corp., 6.625%, 3/15/26	555,720
1,087,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	1,136,295
1,367,000	goeasy Ltd. (Canada), 144a, 4.375%, 5/1/26	1,401,175
680,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	703,589

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.6% (Continued)
	Financials — (Continued)
$ 615,000	MGIC Investment Corp., 5.250%, 8/15/28	$ 651,900
1,462,000	Navient Corp., 5.875%, 10/25/24	1,577,132
350,000	OneMain Finance Corp., 4.000%, 9/15/30	346,388
391,000	OneMain Finance Corp., 8.875%, 6/1/25	433,498
136,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	131,024
419,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	440,998
960,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	1,035,600
317,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	307,490
1,140,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,259,324
282,000	Quicken Loans LLC, 144a, 5.250%, 1/15/28	296,100
1,017,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	1,019,095
430,000	Radian Group Inc., 4.500%, 10/1/24	460,543
614,000	Springleaf Finance Corp., 6.625%, 1/15/28	703,865
172,000	Springleaf Finance Corp., 7.125%, 3/15/26	200,330
		15,287,565
	Health Care — 6.4%
1,124,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	1,138,050
573,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	534,867
287,000	Bausch Health Cos, Inc., 144a, 7.000%, 1/15/28	295,610
406,000	Bausch Health Cos., Inc., 144a, 4.875%, 6/1/28	414,628
679,000	DaVita, Inc., 144a, 3.750%, 2/15/31	651,840
717,000	DaVita, Inc., 144a, 4.625%, 6/1/30	735,972
1,000,000	Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 144a, 6.125%, 4/1/29	980,000
286,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	311,025
616,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	619,080
1,119,000	Jazz Securities DAC, 144a, 4.375%, 1/15/29	1,160,179
845,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	894,644
903,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	966,228
683,000	Tenet Healthcare Corp., 144a, 4.250%, 6/1/29	691,537
958,000	Tenet Healthcare Corp., 144a, 6.125%, 10/1/28	1,021,994
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	248,413
1,122,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	1,067,302
714,000	Valeant Pharmaceuticals International, 144a, 8.500%, 1/31/27	776,047
		12,507,416
	Information Technology — 5.0%
667,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	680,340
275,000	Booz Allen Hamilton, Inc., 144a, 4.000%, 7/1/29	281,188
368,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	393,760
364,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	380,835
2,000,000	Clarivate Science Holdings Corp., 144a, 4.875%, 6/30/29	2,052,500
555,000	J2 Global, Inc., 144a, 4.625%, 10/15/30	574,591
599,000	MSCI, Inc., 144a, 3.625%, 9/1/30	611,591
1,501,000	MSCI, Inc., 144a, 4.000%, 11/15/29	1,579,802
406,000	NCR Corp., 144a, 5.125%, 4/15/29	418,688
460,000	NCR Corp., 144a, 5.750%, 9/1/27	486,737
862,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	873,896
1,500,000	TTM Technologies, Inc., 144a, 4.000%, 3/1/29	1,509,090
		9,843,018
	Materials — 4.3%
386,000	Alcoa Nederland Holding BV, 144a, 4.125%, 3/31/29	401,940
Principal Amount		Market Value

	Materials — (Continued)
$ 503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	$ 550,433
546,000	Arconic Corp., 144a, 6.125%, 2/15/28	585,705
336,000	Clearwater Paper Corp., 144a, 5.375%, 2/1/25	357,840
1,000,000	Cleveland-Cliffs, Inc., 144a, 4.875%, 3/1/31	1,050,000
54,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	54,141
358,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	359,343
547,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	582,555
275,000	INEOS Quattro Finance 2 PLC (United Kingdom), 144a, 3.375%, 1/15/26	278,638
682,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	699,418
914,000	Mercer International, Inc. (Germany), 144a, 5.125%, 2/1/29	940,506
1,656,000	NOVA Chemicals Corp. (Canada), 144a, 4.250%, 5/15/29	1,676,261
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	912,736
		8,449,516
	Real Estate — 3.6%
1,401,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,430,589
130,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	133,250
810,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	797,850
663,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	734,272
499,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	497,194
203,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	205,538
463,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	477,909
171,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	178,960
1,016,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,075,517
227,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	227,186
646,000	Service Properties Trust REIT, 4.650%, 3/15/24	657,757
168,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	170,876
519,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	539,874
		7,126,772
	Utilities — 3.4%
653,000	Calpine Corp., 144a, 4.500%, 2/15/28	666,060
363,000	Calpine Corp., 144a, 5.000%, 2/1/31	361,185
145,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	144,275
212,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	222,335
552,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	647,031
262,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	327,212
739,000	PG&E Corp., 5.000%, 7/1/28	747,218
193,000	PG&E Corp., 5.250%, 7/1/30	194,834
1,269,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	1,297,552
1,710,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	1,600,064
456,000	Vistra Operations Co. LLC, 144a, 4.375%, 5/1/29	458,280
		6,666,046
	Total Corporate Bonds	$192,058,972
Shares
Common Stocks — 0.4%
Energy — 0.4%
38,886	Unit Corp.*	655,229

Touchstone High Yield Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 4.4%
4,638,265	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 4,638,265
4,076,483	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	4,076,483
	Total Short-Term Investment Funds	$8,714,748
	Total Investment Securities—102.4% (Cost $196,346,041)	$201,428,949
	Liabilities in Excess of Other Assets — (2.4%)	(4,640,637)
	Net Assets — 100.0%	$196,788,312
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $3,849,031.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
MSCI – Morgan Stanley Capital International
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $152,395,933 or 77.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$192,058,972	$—	$192,058,972
Common Stocks	655,229	—	—	655,229
Short-Term Investment Funds	8,714,748	—	—	8,714,748
Total	$9,369,977	$192,058,972	$—	$201,428,949
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 27.1%
	Financials — 7.0%
$ 2,444,000	Aflac, Inc., 3.250%, 3/17/25	$ 2,640,902
1,490,748	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,625,125
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	664,252
1,398,000	Globe Life, Inc., 3.800%, 9/15/22	1,452,302
691,000	Globe Life, Inc., 4.550%, 9/15/28	809,706
2,333,828	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42(A)	2,333,828
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	2,020,240
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,533,448
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,234,109
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	999,395
1,280,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,404,946
2,175,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	2,179,620
2,000,000	PNC Bank NA, 2.700%, 10/22/29	2,119,950
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,868,888
2,040,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,151,605
844,000	Unum Group, 7.250%, 3/15/28	1,084,335
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%(B)(C)	1,967,500
		29,090,151
	Industrials — 5.7%
26,617	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	27,199
342,859	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	358,812
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	3,096,331
1,559,067	CSX Transportation, Inc., 6.251%, 1/15/23	1,677,655
116,361	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	122,968
958,665	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	952,158
2,823,000	GATX Corp., 3.250%, 3/30/25	3,015,800
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,223,847
1,625,000	Kansas City Southern, 3.125%, 6/1/26	1,757,575
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	2,010,450
667,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	782,648
2,514,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,755,321
1,960,000	Union Pacific Corp., 144a, 2.891%, 4/6/36	2,038,667
150,519	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	159,429
552,953	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	643,933
1,024,924	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,111,164
1,717,000	Waste Management, Inc., 3.900%, 3/1/35	1,995,764
		23,729,721
	Utilities — 5.5%
2,104,000	American Water Capital Corp., 2.950%, 9/1/27	2,267,077
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,146,421
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,842,380
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,774,666
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	3,011,075
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,843,974
1,642,000	Georgia Power Co., 4.750%, 9/1/40	2,029,147
Principal Amount		Market Value

	Utilities — (Continued)
$ 2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 2.212%, 10/1/66(C)	$ 1,853,600
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,153,865
		22,922,205
	Consumer Discretionary — 3.1%
2,465,570	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,506,598
846,968	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	866,086
632,920	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	669,363
2,400,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	2,537,605
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,478,432
1,535,000	PulteGroup, Inc., 7.875%, 6/15/32	2,203,492
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,336,524
534,337	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	552,036
		13,150,136
	Real Estate — 1.5%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,932,062
1,350,000	American Tower Trust #1 REIT, 144a, 3.070%, 3/15/23	1,356,475
1,750,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,013,915
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	805,324
		6,107,776
	Health Care — 1.4%
2,398,083	CVS Pass-Through Trust, 6.036%, 12/10/28	2,808,575
2,605,000	HCA, Inc., 5.250%, 4/15/25	2,981,296
		5,789,871
	Consumer Staples — 1.1%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,179,001
1,265,000	Kroger Co. (The), 7.700%, 6/1/29	1,746,036
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,698,096
		4,623,133
	Communication Services — 0.7%
755,000	Verizon Communications, Inc., 2.100%, 3/22/28	771,172
2,084,000	Verizon Communications, Inc., 2.987%, 10/30/56	1,960,862
230,000	Verizon Communications, Inc., 5.012%, 4/15/49	304,231
		3,036,265
	Energy — 0.6%
592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	637,302
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,949,487
		2,586,789
	Information Technology — 0.4%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,910,369
	Unknown SOI_GICs Sector — 0.1%
388,731	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	440,925
	Total Corporate Bonds	$113,387,341
	U.S. Government Agency Obligations — 26.0%
1,131,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,300,676
2,317,006	Helios Leasing I LLC, 1.734%, 7/24/24	2,363,254
979,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,108,481
1,650,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,691,717
2,503,684	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,575,131
2,116,243	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,229,082

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 26.0% (Continued)
$ 2,727,472	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	$ 2,849,628
16,322	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	16,654
6,539	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	6,725
31,693	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	32,955
76,009	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	79,987
77,566	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	82,119
132,244	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	144,399
144,532	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	155,617
242,114	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	257,954
234,341	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	250,268
351,892	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	379,297
176,448	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	189,488
576,709	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	614,279
287,415	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	312,032
294,656	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	330,895
637,281	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	694,435
322,310	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	349,804
410,643	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	450,149
183,456	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	201,127
720,315	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	781,157
1,201,029	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,299,089
2,577,312	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	2,736,752
123,620	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	124,348
4,612,313	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	4,770,559
3,931,971	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	4,067,816
2,423,867	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,591,256
2,494,041	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,651,102
3,801,417	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	4,044,366
Principal Amount		Market Value
	U.S. Government Agency Obligations — 26.0% (Continued)
$ 3,523,734	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	$ 3,732,481
1,982,276	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,106,223
2,670,231	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,845,207
4,051,748	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	4,247,839
4,624,454	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	4,848,476
4,713,078	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	5,073,194
3,836,417	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	4,112,668
4,500,423	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	4,829,389
2,416,660	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,592,687
5,617,982	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	6,060,191
6,069,500	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	6,628,389
2,113,529	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,361,204
2,468,549	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,736,397
2,862,320	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	3,125,311
3,779,779	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,737,106
830,641	Tagua Leasing LLC, 1.581%, 11/16/24	846,183
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	3,268,652
2,344,514	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,570,236
1,103,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,316,254
	Total U.S. Government Agency Obligations	$108,770,685
	Agency Collateralized Mortgage Obligations — 18.2%
2,500,000	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.196%, 11/25/27(C)(D)	2,680,907
3,347,255	Fannie Mae-Aces, Ser 2019-M6, Class A1, 3.300%, 8/1/28	3,642,936
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,933,553
3,512,146	FHLMC Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,796,774
3,580,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,825,544
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(C)(D)	2,946,336
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,499,831
3,197,027	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	3,374,134
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	3,374,735
2,000,000	FREMF Mortgage Trust, Ser 2011-K16, Class B, 144a, 4.778%, 11/25/46(C)(D)	2,015,504

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 18.2% (Continued)
$ 1,395,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.156%, 5/25/45(C)(D)	$ 1,427,860
3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.782%, 10/25/45(C)(D)	3,099,647
1,475,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.667%, 6/25/45(C)(D)	1,551,616
1,765,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.208%, 11/25/47(C)(D)	1,929,783
1,120,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.964%, 11/25/47(C)(D)	1,217,944
850,418	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 3.847%, 8/25/47(C)(D)	850,188
2,000,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.810%, 12/25/49(C)(D)	2,191,634
1,085,321	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 0.786%, 11/25/35(C)	1,084,228
407,214	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(C)(D)	406,853
1,141,224	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(C)(D)	1,192,453
2,028,427	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(C)(D)	2,151,128
959,070	GNMA, Ser 2011-142, Class B, 3.405%, 2/16/44(C)(D)	966,316
2,075,923	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(C)(D)	2,137,938
312,918	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	317,493
1,615,111	GNMA, Ser 2013-121, Class AB, 2.568%, 8/16/44(C)(D)	1,674,740
524,351	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	528,801
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(C)(D)	2,612,253
1,365,655	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	1,406,950
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(C)(D)	3,628,615
1,424,773	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	1,474,779
1,365,460	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 0.607%, 5/20/67(C)	1,375,284
4,232,764	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	4,155,336
2,484,488	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	2,446,041
3,961,643	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	3,918,727
	Total Agency Collateralized Mortgage Obligations	$75,836,861
	Municipal Bonds — 9.1%
	California — 3.8%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	1,063,994
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	2,040,830
1,615,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,593,487
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,454,498
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	3,402,812
1,000,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	1,369,167
2,700,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,875,684
		15,800,472
	Texas — 1.4%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,687,256
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	3,258,130
		5,945,386
Principal Amount		Market Value

	Minnesota — 0.9%
$ 3,970,908	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	$ 3,956,367
	New York — 0.8%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,541,534
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,940,278
		3,481,812
	Nevada — 0.7%
2,796,700	Nevada Housing Division, Revenue, 1.900%, 11/1/44	2,816,191
	Washington — 0.5%
1,515,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	2,106,450
	Indiana — 0.4%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	1,700,462
	Ohio — 0.3%
1,050,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,076,773
	Louisiana — 0.3%
1,001,082	Louisiana Housing Corp., 2.875%, 11/1/38	1,038,323
	Total Municipal Bonds	$37,922,236
	U.S. Government Mortgage-Backed Obligations — 7.7%
1,079,771	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,209,266
588,735	FNMA, Pool #888829, 5.888%, 6/1/37(C)(D)	614,062
963,515	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,075,541
2,833,861	FNMA, Pool #AN0897, 3.440%, 2/1/32	3,173,600
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,543,496
2,142,245	FNMA, Pool #AN5183, 3.250%, 4/1/27	2,347,028
2,111,486	FNMA, Pool #AS8650, 3.000%, 1/1/47	2,221,752
519,805	FNMA, Pool #AT0924, 2.000%, 3/1/28	535,110
873,006	FNMA, Pool #BC0153, 4.000%, 1/1/46	946,610
3,742,545	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,973,104
3,833,541	FNMA, Pool #CB0455, 2.500%, 5/1/51	3,971,280
2,457,040	FNMA, Pool #FM3442, 3.000%, 6/1/50	2,566,607
5,690,882	FNMA, Pool #MA4269, 2.500%, 2/1/41	5,895,355
	Total U.S. Government Mortgage-Backed Obligations	$32,072,811
	U.S. Treasury Obligations — 6.7%
9,970,000	U.S. Treasury Bond, 1.375%, 11/15/40	8,960,537
6,840,000	U.S. Treasury Bond, 1.875%, 2/15/51	6,534,338
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(E)	6,595,510
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(E)	3,241,121
4,862,000	U.S. Treasury Strip, Principal, 5/15/48(E)	2,747,329
	Total U.S. Treasury Obligations	$28,078,835
	Commercial Mortgage-Backed Securities — 2.1%
166,957	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	22,751
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,324,840
2,300,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,454,698
2,500,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,621,017
1,300,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,355,761
	Total Commercial Mortgage-Backed Securities	$8,779,067

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 1.5%
$ 1,011,907	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	$ 1,143,962
941,975	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,042,084
1,258,329	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,408,445
1,000,000	CF Hippolyta LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,007,156
1,750,000	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	1,750,842
	Total Asset-Backed Securities	$6,352,489
	Non-Agency Collateralized Mortgage Obligations — 0.6%
629,362	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	644,951
1,670,028	Virginia Housing Development Authority, Ser 2019-A, Class A, 2.950%, 10/25/49	1,732,514
	Total Non-Agency Collateralized Mortgage Obligations	$2,377,465
Shares
	Short-Term Investment Fund — 0.4%
1,579,295	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,579,294
	Total Investment Securities—99.4% (Cost $398,468,123)	$415,157,084
	Other Assets in Excess of Liabilities — 0.6%	2,308,646
	Net Assets — 100.0%	$417,465,730
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $48,647,492 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$111,053,513	$2,333,828	$113,387,341
U.S. Government Agency Obligations	—	108,770,685	—	108,770,685
Agency Collateralized Mortgage Obligations	—	75,836,861	—	75,836,861
Municipal Bonds	—	37,922,236	—	37,922,236
U.S. Government Mortgage-Backed Obligations	—	32,072,811	—	32,072,811
U.S. Treasury Obligations	—	28,078,835	—	28,078,835
Commercial Mortgage-Backed Securities	—	8,779,067	—	8,779,067
Asset-Backed Securities	—	6,352,489	—	6,352,489
Non-Agency Collateralized Mortgage Obligations	—	2,377,465	—	2,377,465
Short-Term Investment Fund	1,579,294	—	—	1,579,294
Total	$1,579,294	$411,243,962	$2,333,828	$415,157,084
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2020	$—
Transfer into Level 3	2,333,828
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2021	$2,333,828
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2021	$—
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Logistics 1 MI TNVA SeniorNotes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	$2,333,828	Market Value	N/A
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International ESG Equity Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Japan — 14.6%
	Communication Services — 2.2%
5,100	KDDI Corp.	$ 158,894
1,000	Nintendo Co. Ltd.	578,673
	Consumer Discretionary — 7.5%
8,600	Denso Corp.	586,447
83,000	Panasonic Corp.	955,705
10,800	Sony Group Corp.	1,047,247
	Industrials — 1.1%
19,000	Kubota Corp.	384,365
	Information Technology — 3.8%
16,700	Hitachi Ltd.	957,030
800	Tokyo Electron, Ltd.	345,907
	Total Japan	5,014,268
	Germany — 13.8%
	Consumer Discretionary — 2.6%
6,076	Continental AG*	893,908
	Industrials — 5.7%
22,625	Deutsche Post AG	1,540,869
4,105	KION Group AG	438,252
	Materials — 2.6%
10,354	HeidelbergCement AG	888,959
	Real Estate — 2.9%
15,335	Vonovia SE	991,033
	Total Germany	4,753,021
	France — 12.6%
	Financials — 3.1%
32,933	SCOR SE*†	1,048,427
	Industrials — 7.9%
21,582	Cie de Saint-Gobain	1,424,322
8,279	Schneider Electric SE	1,305,139
	Materials — 1.6%
3,226	Air Liquide SA	565,679
	Total France	4,343,567
	Sweden — 9.8%
	Communication Services — 2.2%
54,334	Tele2 AB - Class B†	740,787
	Financials — 4.9%
80,042	Svenska Handelsbanken AB - Class A	903,510
42,894	Swedbank AB - Class A	798,554
	Industrials — 2.7%
40,934	Epiroc AB - Class A	931,808
	Total Sweden	3,374,659
	United Kingdom — 7.5%
	Financials — 3.6%
1,927,075	Lloyds Banking Group PLC	1,246,543
	Industrials — 3.9%
8,393	Ashtead Group PLC	623,837
26,835	RELX PLC	711,576
	Total United Kingdom	2,581,956
	Switzerland — 5.6%
	Health Care — 2.9%
2,674	Roche Holding AG	1,007,665
Shares		Market Value

	Switzerland — (Continued)
	Industrials — 2.7%
26,904	ABB Ltd. ADR	$ 914,467
	Total Switzerland	1,922,132
	Taiwan — 5.1%
	Information Technology — 5.1%
14,620	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,756,739
	Denmark — 4.6%
	Health Care — 1.8%
7,546	Novo Nordisk A/S ADR	632,128
	Industrials — 0.8%
7,363	Vestas Wind Systems A/S	287,417
	Materials — 2.0%
8,841	Novozymes A/S - Class B	667,050
	Total Denmark	1,586,595
	South Korea — 4.6%
	Communication Services — 1.9%
25,862	KT Corp. ADR	360,775
10,653	KT Corp.	300,656
	Financials — 1.9%
12,735	KB Financial Group, Inc.	632,039
	Information Technology — 0.8%
441	Samsung SDI Co. Ltd.	273,040
	Total South Korea	1,566,510
	Canada — 4.1%
	Financials — 2.6%
6,651	Intact Financial Corp.	903,594
	Materials — 1.5%
8,365	Agnico Eagle Mines Ltd.	505,664
	Total Canada	1,409,258
	Italy — 3.1%
	Utilities — 3.1%
116,295	Enel SpA	1,080,715
	India — 3.1%
	Financials — 3.1%
61,623	ICICI Bank Ltd. ADR*	1,053,753
	China — 3.0%
	Consumer Discretionary — 3.0%
4,502	Alibaba Group Holding Ltd. ADR*	1,020,964
	Singapore — 3.0%
	Financials — 1.5%
56,400	Oversea-Chinese Banking Corp. Ltd.	502,622
	Real Estate — 1.5%
332,500	CapitaLand Integrated Commercial Trust REIT	517,676
	Total Singapore	1,020,298
	Netherlands — 2.4%
	Health Care — 2.4%
16,688	Koninklijke Philips NV	828,295
	Thailand — 1.3%
	Industrials — 1.3%
227,900	Airports of Thailand PCL	441,410
	Total Common Stocks	$33,754,140

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Exchange-Traded Funds — 0.7%
2,612	iShares Core MSCI EAFE ETF	$ 195,534
762	iShares Core MSCI Emerging Markets ETF	51,047
	Total Exchange-Traded Funds	$246,581
	Short-Term Investment Funds — 6.3%
337,825	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	337,825
1,845,812	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	1,845,812
	Total Short-Term Investment Funds	$2,183,637
	Total Investment Securities — 105.2% (Cost $27,114,593)	$36,184,358
	Liabilities in Excess of Other Assets — (5.2)%	(1,794,032)
	Net Assets — 100.0%	$34,390,326
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $1,757,061.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$5,014,268	$—	$5,014,268
Germany	—	4,753,021	—	4,753,021
France	—	4,343,567	—	4,343,567
Sweden	—	3,374,659	—	3,374,659
United Kingdom	—	2,581,956	—	2,581,956
Switzerland	914,467	1,007,665	—	1,922,132
Taiwan	1,756,739	—	—	1,756,739
Denmark	919,545	667,050	—	1,586,595
South Korea	360,775	1,205,735	—	1,566,510
Canada	1,409,258	—	—	1,409,258
Italy	—	1,080,715	—	1,080,715
India	1,053,753	—	—	1,053,753
China	1,020,964	—	—	1,020,964
Singapore	—	1,020,298	—	1,020,298
Netherlands	—	828,295	—	828,295
Thailand	—	441,410	—	441,410
Exchange-Traded Funds	246,581	—	—	246,581
Short-Term Investment Funds	2,183,637	—	—	2,183,637
Total	$9,865,719	$26,318,639	$—	$36,184,358
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	Industrials — 24.6%
2,694,901	Allison Transmission Holdings, Inc.	$ 107,095,366
1,899,238	Armstrong World Industries, Inc.	203,712,268
313,249	Cintas Corp.	119,661,118
1,855,479	Copart, Inc. *	244,607,796
799,932	Old Dominion Freight Line, Inc.	203,022,742
2,366,177	Otis Worldwide Corp.	193,482,293
1,886,431	Sensata Technologies Holding PLC*	109,356,405
492,553	UniFirst Corp.	115,572,636
		1,296,510,624
	Information Technology — 21.5%
1,676,709	Amphenol Corp. - Class A	114,703,663
1,997,962	Black Knight, Inc.*	155,801,077
1,518,750	CDK Global, Inc.	75,466,688
1,261,534	Citrix Systems, Inc.	147,940,092
2,923,834	Entegris, Inc.	359,543,867
1,456,314	Skyworks Solutions, Inc.	279,248,209
		1,132,703,596
	Financials — 12.9%
221,996	Alleghany Corp.*	148,086,872
1,859,749	Cincinnati Financial Corp.	216,883,929
1,028,865	M&T Bank Corp.	149,504,373
2,877,407	Moelis & Co. - Class A	163,695,684
		678,170,858
	Materials — 10.7%
1,168,680	AptarGroup, Inc.	164,596,891
962,160	Ball Corp.	77,954,203
345,268	NewMarket Corp.	111,169,391
1,192,694	Vulcan Materials Co.	207,612,245
		561,332,730
	Consumer Staples — 9.1%
1,535,293	Brown-Forman Corp. - Class B	115,054,857
1,866,152	Lamb Weston Holdings, Inc.	150,523,820
1,965,410	Post Holdings, Inc.*	213,188,023
		478,766,700
	Consumer Discretionary — 8.7%
1,677,776	CarMax, Inc.*	216,684,770
1,410,421	Dollar Tree, Inc.*	140,336,889
1,079,028	Hasbro, Inc.	101,989,727
		459,011,386
Shares		Market Value

	Health Care — 6.2%
821,278	Haemonetics Corp.*	$ 54,729,966
2,523,068	Perrigo Co. PLC	115,682,668
754,572	STERIS PLC	155,668,203
		326,080,837
	Real Estate — 2.5%
3,876,922	STORE Capital Corp. REIT	133,792,578
	Total Common Stocks	$5,066,369,309
	Short-Term Investment Fund — 3.8%
202,262,268	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	202,262,269
	Total Investment Securities—100.0% (Cost $3,962,359,124)	$5,268,631,578
	Other Assets in Excess of Liabilities — 0.0%	211,754
	Net Assets — 100.0%	$5,268,843,332
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,066,369,309	$—	$—	$5,066,369,309
Short-Term Investment Fund	202,262,269	—	—	202,262,269
Total	$5,268,631,578	$—	$—	$5,268,631,578
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Financials — 17.1%
252,772	American International Group, Inc.	$ 12,031,947
74,920	Ameriprise Financial, Inc.	18,646,090
376,551	Arch Capital Group Ltd.*	14,662,896
953,363	Chimera Investment Corp. REIT	14,357,647
167,440	Hartford Financial Services Group, Inc. (The)	10,376,257
265,476	PacWest Bancorp	10,926,992
164,823	Pinnacle Financial Partners, Inc.	14,552,223
147,885	Reinsurance Group of America, Inc.	16,858,890
66,125	Signature Bank	16,243,606
511,080	Sterling Bancorp.	12,669,673
110,840	Western Alliance Bancorp	10,291,494
		151,617,715
	Industrials — 12.7%
187,298	AerCap Holdings N.V. (Ireland)*	9,591,530
184,041	Clean Harbors, Inc. *	17,141,579
99,350	Dover Corp.	14,962,110
185,670	Hexcel Corp.*	11,585,808
27,036	Huntington Ingalls Industries, Inc.	5,697,837
34,529	Parker-Hannifin Corp.	10,604,201
151,794	Regal-Beloit Corp.	20,266,017
38,888	Snap-on, Inc. †	8,688,746
166,452	Westinghouse Air Brake Technologies Corp.	13,699,000
		112,236,828
	Consumer Discretionary — 11.3%
7,167	AutoZone, Inc.*	10,694,741
305,867	BorgWarner, Inc.	14,846,784
83,714	Carter's, Inc.	8,636,773
137,136	Columbia Sportswear Co.	13,488,697
33,225	Dollar General Corp.	7,189,558
124,432	Dollar Tree, Inc.*	12,380,984
106,842	Hasbro, Inc.	10,098,706
463,657	LKQ Corp.*	22,821,197
		100,157,440
	Consumer Staples — 11.2%
42,347	Constellation Brands, Inc. - Class A	9,904,540
246,454	Darling Ingredients, Inc.*	16,635,645
203,585	Hain Celestial Group, Inc. (The)*	8,167,830
207,169	Ingredion, Inc.	18,748,795
128,340	Lamb Weston Holdings, Inc.	10,351,904
322,192	TreeHouse Foods, Inc.*	14,343,988
288,138	Tyson Foods, Inc. - Class A	21,253,059
		99,405,761
	Health Care — 10.7%
52,770	AmerisourceBergen Corp.	6,041,637
344,304	Centene Corp.*	25,110,091
32,040	Charles River Laboratories International, Inc.*	11,852,237
176,224	Encompass Health Corp.	13,750,759
314,662	Envista Holdings Corp.*	13,596,545
49,838	Laboratory Corp. of America Holdings*	13,747,812
65,147	Zimmer Biomet Holdings, Inc.	10,476,940
		94,576,021
	Utilities — 10.2%
699,682	CenterPoint Energy, Inc.	17,156,203
101,630	DTE Energy Co.	13,171,248
178,178	Entergy Corp.	17,764,347
217,592	Evergy, Inc.	13,149,084
495,120	NiSource, Inc.	12,130,440
Shares		Market Value

	Utilities — (Continued)
88,601	Pinnacle West Capital Corp.	$ 7,262,624
126,387	Spire, Inc.	9,133,988
		89,767,934
	Materials — 7.7%
364,796	Axalta Coating Systems Ltd. *	11,122,630
205,501	Berry Global Group, Inc.*	13,402,775
125,104	FMC Corp.	13,536,253
745,878	Livent Corp.*	14,440,198
102,935	Olin Corp.	4,761,773
335,602	Valvoline, Inc.	10,893,641
		68,157,270
	Information Technology — 7.5%
128,340	Akamai Technologies, Inc.*	14,964,444
112,054	Leidos Holdings, Inc.	11,328,659
83,714	PTC, Inc.*	11,825,440
83,063	Qorvo, Inc.*	16,251,276
597,971	Rackspace Technology, Inc.*†	11,726,211
		66,096,030
	Real Estate — 7.1%
86,972	Alexandria Real Estate Equities, Inc. REIT	15,823,686
229,645	American Campus Communities, Inc. REIT	10,729,014
76,549	Boston Properties, Inc. REIT	8,771,750
55,376	Digital Realty Trust, Inc. REIT	8,331,873
40,067	Essex Property Trust, Inc. REIT	12,020,501
404,565	Host Hotels & Resorts, Inc. REIT*	6,914,016
		62,590,840
	Energy — 3.9%
120,523	Cimarex Energy Co.	8,731,891
97,070	Pioneer Natural Resources	15,775,817
126,712	Valero Energy Corp.	9,893,673
		34,401,381
	Total Common Stocks	$879,007,220
	Short-Term Investment Funds — 0.7%
3,863,759	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,863,759
2,487,596	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	2,487,596
	Total Short-Term Investment Funds	$6,351,355
	Total Investment Securities—100.1% (Cost $631,537,229)	$885,358,575
	Liabilities in Excess of Other Assets — (0.1%)	(934,366)
	Net Assets — 100.0%	$884,424,209
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $2,383,998.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$879,007,220	$—	$—	$879,007,220
Short-Term Investment Funds	6,351,355	—	—	6,351,355
Total	$885,358,575	$—	$—	$885,358,575
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Information Technology — 33.9%
491,160	Atlassian Corp. PLC - Class A*	$ 126,159,358
265,887	Coupa Software, Inc.*	69,691,641
403,981	Intuit, Inc.	198,019,367
538,042	ServiceNow, Inc.*	295,680,981
84,398	Shopify, Inc. (Canada) - Class A*	123,303,790
370,705	Snowflake, Inc. - Class A*	89,636,469
1,449,684	Square, Inc. - Class A*	353,432,959
674,107	Twilio, Inc. - Class A*	265,706,015
1,520,817	Visa, Inc. - Class A	355,597,431
		1,877,228,011
	Communication Services — 32.5%
208,338	Charter Communications, Inc. - Class A*	150,305,450
679,099	Facebook, Inc. - Class A*	236,129,513
1,358,999	Match Group, Inc.*	219,138,589
715,246	Netflix, Inc.*	377,800,090
2,155,427	Sea Ltd. (Taiwan) ADR*	591,880,254
2,974,193	Warner Music Group Corp. - Class A	107,189,916
976,326	Zillow Group, Inc. - Class C*	119,326,564
		1,801,770,376
	Consumer Discretionary — 12.5%
573,445	Airbnb, Inc. - Class A*	87,817,367
64,728	Amazon.com, Inc.*	222,674,677
274,046	Carvana Co.*	82,712,564
481,688	DoorDash, Inc. - Class A*	85,899,421
370,866	Fiverr International Ltd. (Israel)*	89,931,296
1,169,257	Floor & Decor Holdings, Inc. - Class A*	123,590,465
		692,625,790
	Health Care — 10.7%
308,463	Align Technology, Inc.*	188,470,893
219,712	DexCom, Inc.*	93,817,024
936,736	Edwards Lifesciences Corp.*	97,017,748
1,245,335	Sarepta Therapeutics, Inc.*	96,812,343
626,793	Zoetis, Inc.	116,809,143
		592,927,151
	Industrials — 6.3%
1,561,450	CoStar Group, Inc.*	129,319,289
4,374,101	Uber Technologies, Inc.*	219,229,942
		348,549,231
Shares		Market Value

	Consumer Staples — 1.1%
1,786,499	Grocery Outlet Holding Corp.*	$ 61,920,055
	Total Common Stocks	$5,375,020,614
	Short-Term Investment Fund — 4.2%
234,646,497	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	234,646,497
	Total Investment Securities—101.2% (Cost $2,700,119,724)	$5,609,667,111
	Liabilities in Excess of Other Assets — (1.2%)	(64,976,087)
	Net Assets — 100.0%	$5,544,691,024
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,375,020,614	$—	$—	$5,375,020,614
Short-Term Investment Fund	234,646,497	—	—	234,646,497
Total	$5,609,667,111	$—	$—	$5,609,667,111
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.5%
	Industrials — 26.4%
32,719	Armstrong World Industries, Inc.	$ 3,509,440
92,537	Evoqua Water Technologies Corp.*	3,125,900
46,581	Kaman Corp.	2,347,682
31,170	Landstar System, Inc.	4,925,483
26,489	ManTech International Corp. - Class A	2,292,358
32,174	Masonite International Corp. *	3,596,732
44,270	Matson, Inc.	2,833,280
11,631	UniFirst Corp.	2,729,098
		25,359,973
	Consumer Discretionary — 18.3%
16,676	Churchill Downs, Inc.	3,306,184
3,511	Graham Holdings Co. - Class B	2,225,623
21,815	Murphy USA, Inc.	2,909,466
41,326	Penske Automotive Group, Inc.	3,119,700
152,421	Tempur Sealy International, Inc.	5,973,379
		17,534,352
	Financials — 14.4%
66,782	Atlantic Union Bankshares Corp.	2,418,844
85,137	Cannae Holdings, Inc.*	2,886,996
78,420	Moelis & Co. - Class A	4,461,314
3,547	White Mountains Insurance Group Ltd.	4,072,062
		13,839,216
	Materials — 10.4%
93,591	GCP Applied Technologies, Inc.*	2,176,927
51,001	Ingevity Corp.*	4,149,441
9,552	NewMarket Corp.	3,075,553
39,610	Tredegar Corp.	545,430
		9,947,351
	Information Technology — 8.6%
74,473	ACI Worldwide, Inc.*	2,765,927
78,900	CTS Corp.	2,931,924
25,609	Qualys, Inc.*	2,578,570
		8,276,421
	Real Estate — 8.5%
115,457	Alexander & Baldwin, Inc. REIT	2,115,172
79,947	Essential Properties Realty Trust, Inc. REIT	2,161,767
64,289	First Industrial Realty Trust, Inc. REIT	3,357,814
30,574	Tejon Ranch Co.*	465,031
		8,099,784
Shares		Market Value

	Health Care — 4.4%
23,640	Haemonetics Corp.*	$ 1,575,370
31,418	LivaNova PLC*	2,642,568
		4,217,938
	Consumer Staples — 4.1%
32,246	Energizer Holdings, Inc.	1,385,933
27,623	PriceSmart, Inc.	2,513,969
		3,899,902
	Energy — 1.4%
40,860	Dril-Quip, Inc. *	1,382,294
	Total Common Stocks	$92,557,231
	Short-Term Investment Fund — 3.6%
3,426,975	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,426,974
	Total Investment Securities—100.1% (Cost $68,735,611)	$95,984,205
	Liabilities in Excess of Other Assets — (0.1%)	(69,761)
	Net Assets — 100.0%	$95,914,444
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$92,557,231	$—	$—	$92,557,231
Short-Term Investment Fund	3,426,974	—	—	3,426,974
Total	$95,984,205	$—	$—	$95,984,205
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Financials — 23.0%
34,875	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	$ 1,236,319
39,088	BankUnited, Inc.	1,668,667
87,979	Chimera Investment Corp. REIT	1,324,964
23,866	Dynex Capital, Inc. REIT	445,339
115,242	FNB Corp.	1,420,934
9,127	Hanover Insurance Group, Inc. (The)	1,237,986
8,103	Kemper Corp.	598,812
98,508	MGIC Investment Corp.	1,339,709
26,228	PacWest Bancorp	1,079,544
21,375	Pinnacle Financial Partners, Inc.	1,887,199
71,255	Sterling Bancorp.	1,766,411
71,890	Umpqua Holdings Corp.	1,326,370
26,533	Univest Financial Corp.	699,675
17,782	Western Alliance Bancorp	1,651,059
		17,682,988
	Industrials — 21.8%
18,004	Altra Industrial Motion Corp.	1,170,620
14,618	BWX Technologies, Inc.	849,598
3,319	CACI International, Inc. - Class A*	846,743
13,433	CIRCOR International, Inc. *	437,916
13,324	Clean Harbors, Inc. *	1,240,997
4,706	EMCOR Group, Inc.	579,732
19,674	Enerpac Tool Group Corp.	523,722
8,756	EnPro Industries, Inc.	850,645
30,768	Harsco Corp.*	628,283
12,837	Hexcel Corp.*	801,029
8,526	Hillenbrand, Inc.	375,826
14,039	Huron Consulting Group, Inc.*	690,017
14,558	ITT, Inc.	1,333,367
15,774	Kelly Services, Inc. - Class A*	378,103
16,347	Korn/Ferry International	1,185,975
9,589	Masonite International Corp. *	1,071,954
10,379	Regal-Beloit Corp.	1,385,700
11,012	Rexnord Corp.	551,041
11,422	SPX FLOW, Inc.	745,171
8,650	Standex International Corp.	820,972
46,687	Team, Inc.*	312,803
		16,780,214
	Consumer Discretionary — 8.8%
19,383	American Eagle Outfitters, Inc.	727,444
12,788	Callaway Golf Co.	431,339
4,063	Carter's, Inc.	419,180
6,274	Dorman Products, Inc.*	650,426
44,857	Goodyear Tire & Rubber Co. (The)*	769,297
9,040	Murphy USA, Inc.	1,205,665
5,298	Oxford Industries, Inc.	523,654
14,292	Steven Madden Ltd.	625,418
3,299	Texas Roadhouse, Inc.	317,364
11,048	Urban Outfitters, Inc.*	455,399
14,652	Vista Outdoor, Inc.*	678,094
		6,803,280
	Consumer Staples — 8.4%
9,370	Cal-Maine Foods, Inc.	339,288
8,781	Energizer Holdings, Inc.	377,407
8,456	Hain Celestial Group, Inc. (The)*	339,255
47,996	Hostess Brands, Inc.*	777,055
13,508	Ingredion, Inc.	1,222,474
8,557	MGP Ingredients, Inc.	578,795
5,942	Sanderson Farms, Inc.	1,116,918
Shares		Market Value

	Consumer Staples — (Continued)
5,302	Spectrum Brands Holdings, Inc.	$ 450,882
28,027	TreeHouse Foods, Inc.*	1,247,762
		6,449,836
	Information Technology — 8.0%
14,633	Belden, Inc.	739,991
7,540	ExlService Holdings, Inc.*	801,200
82,525	Harmonic, Inc.*	703,113
9,953	MACOM Technology Solutions Holdings, Inc.*	637,788
41,607	Rackspace Technology, Inc.*†	815,913
6,058	Rogers Corp.*	1,216,447
71,335	Viavi Solutions, Inc.*	1,259,776
		6,174,228
	Materials — 7.5%
9,829	Cabot Corp.	559,565
8,745	Ingevity Corp.*	711,493
5,681	Innospec, Inc.	514,755
58,469	Livent Corp.*	1,131,960
48,383	O-I Glass, Inc.*	790,094
13,676	Olin Corp.	632,652
12,287	Silgan Holdings, Inc.	509,911
29,369	Valvoline, Inc.	953,318
		5,803,748
	Utilities — 4.9%
11,136	Black Hills Corp.	730,856
8,962	IDACORP, Inc.	873,795
34,942	Portland General Electric Co.	1,610,127
8,097	Spire, Inc.	585,170
		3,799,948
	Health Care — 4.8%
26,331	Envista Holdings Corp.*	1,137,763
12,101	Integra LifeSciences Holdings Corp.*	825,772
9,274	NuVasive, Inc.*	628,592
20,591	Prestige Consumer Healthcare, Inc.*	1,072,791
		3,664,918
	Real Estate — 4.7%
15,872	American Campus Communities, Inc. REIT	741,540
40,838	Columbia Property Trust, Inc. REIT	710,173
18,440	Corporate Office Properties Trust REIT	516,135
39,787	Lexington Realty Trust REIT	475,455
94,587	Newmark Group, Inc. - Class A	1,135,990
		3,579,293
	Energy — 3.7%
25,691	Cactus, Inc. - Class A	943,374
6,107	DMC Global, Inc.*	343,274
17,534	Helmerich & Payne, Inc.	572,134
18,105	PDC Energy, Inc.	829,028
23,489	Select Energy Services, Inc. - Class A*	141,874
		2,829,684
	Communication Services — 2.0%
6,639	Cogent Communications Holdings, Inc.	510,473
55,961	TEGNA, Inc.	1,049,828
		1,560,301
	Total Common Stocks	$75,128,438
	Exchange-Traded Fund — 1.5%
6,910	iShares Russell 2000 Value ETF	1,145,471

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 1.5%
459,946	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 459,946
692,003	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	692,003
	Total Short-Term Investment Funds	$1,151,949
	Total Investment Securities—100.6% (Cost $54,505,637)	$77,425,858
	Liabilities in Excess of Other Assets — (0.6%)	(438,674)
	Net Assets — 100.0%	$76,987,184
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $670,133.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$75,128,438	$—	$—	$75,128,438
Exchange-Traded Fund	1,145,471	—	—	1,145,471
Short-Term Investment Funds	1,151,949	—	—	1,151,949
Total	$77,425,858	$—	$—	$77,425,858
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 37.4%
$ 270,133	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 0.796%, 4/25/35(A)	$ 270,153
1,046,116	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificate, Ser 2005-4, Class M1, (1M LIBOR +0.675%), 0.766%, 10/25/35(A)	1,045,400
7,250,000	AGL CLO 6 Ltd. (Cayman Islands), Ser 2020-6A, Class A1, 144a, (3M LIBOR +1.950%), 2.138%, 7/20/31(A)	7,251,972
2,751,458	American Credit Acceptance Receivables Trust, 144a, 3.170%, 6/12/25	2,780,993
1,254,228	American Credit Acceptance Receivables Trust, Ser 2018-1, Class D, 144a, 3.930%, 4/10/24	1,263,501
2,918,642	American Credit Acceptance Receivables Trust, Ser 2020-3, Class A, 144a, 0.620%, 10/13/23	2,920,392
4,257,689	American Credit Acceptance Receivables Trust, Ser 2020-4, Class A, 144a, 0.530%, 3/13/24	4,261,875
3,629,500	American Credit Acceptance Receivables Trust, Ser 2021-1, Class A, 144a, 0.350%, 5/13/24	3,630,556
5,812,000	AmeriCredit Automobile Receivables Trust, Ser 2017-2, Class D, 3.420%, 4/18/23	5,896,499
7,586,007	AmeriCredit Automobile Receivables Trust, Ser 2017-3, Class C, 2.690%, 6/19/23	7,633,770
5,910,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.270%), 0.361%, 3/25/36(A)	5,926,668
1,315,094	Avery Point IV CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.600%), 1.776%, 4/25/26(A)	1,315,507
579,283	Avid Automobile Receivables Trust, Ser 2019-1, Class A, 144a, 2.620%, 2/15/24	582,129
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 1.924%, 2/16/37(A)	6,048,036
1,037,000	BSPRT Issuer Ltd. (Cayman Islands), 144a, 1.223%, 5/15/29(A)	1,036,367
6,535,184	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 1.123%, 9/15/35(A)	6,535,196
3,868,292	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 0.988%, 1/20/28(A)	3,864,466
2,382,119	CPS Auto Receivables Trust, Ser 2018-D, Class C, 144a, 3.830%, 9/15/23	2,395,059
1,947,496	CPS Auto Receivables Trust, Ser 2019-A, Class C, 144a, 3.890%, 12/16/24	1,968,690
869,787	CPS Auto Receivables Trust, Ser 2019-C, Class B, 144a, 2.630%, 8/15/23	871,167
4,599,067	CPS Auto Receivables Trust, Ser 2020-C, Class A, 144a, 0.630%, 3/15/24	4,602,516
1,793,796	CPS Auto Trust, Ser 2016-D, Class D, 144a, 4.530%, 1/17/23	1,798,962
1,869,523	Crossroads Asset Trust, Ser 2021-A, Class A1, 144a, 0.374%, 12/20/21	1,869,739
5,090,000	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	5,093,975
1,307,205	Drive Auto Receivables Trust, 3.780%, 4/15/25	1,319,204
3,264,951	Drive Auto Receivables Trust, 3.810%, 5/15/24	3,303,374
2,366,922	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530%, 12/15/23	2,388,379
6,590,095	Drive Auto Receivables Trust, Ser 2018-2, Class D, 4.140%, 8/15/24	6,724,627
2,713,697	Drive Auto Receivables Trust, Ser 2019-4, Class B, 2.230%, 1/16/24	2,721,843
14,980,000	DT Auto Owner Trust, 144a, 4.190%, 7/15/24	15,367,579
Principal Amount		Market Value
	Asset-Backed Securities — 37.4% (Continued)
$ 3,552,588	DT Auto Owner Trust, Ser 2018-1A, Class D, 144a, 3.810%, 12/15/23	$ 3,575,234
1,437,220	DT Auto Owner Trust, Ser 2018-3A, Class C, 144a, 3.790%, 7/15/24	1,442,926
5,524,125	DT Auto Owner Trust, Ser 2019-1A, Class C, 144a, 3.610%, 11/15/24	5,570,720
1,965,378	DT Auto Owner Trust, Ser 2020-2A, Class A, 144a, 1.140%, 1/16/24	1,971,418
4,355,647	DT Auto Owner Trust, Ser 2020-3A, Class A, 144a, 0.540%, 4/15/24	4,361,102
2,728,059	DT Auto Owner Trust, Ser 2021-1A, Class A, 144a, 0.350%, 1/15/25	2,730,316
92,565	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	92,639
2,774,796	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	2,825,511
9,398,486	Encina Equipment Finance LLC, Ser 2021-1A, Class A1, 144a, 0.500%, 9/15/25	9,398,156
4,160,000	Exeter Automobile Receivables Trust, 144a, 2.490%, 1/15/25	4,233,803
1,082,822	Exeter Automobile Receivables Trust, 144a, 3.820%, 12/16/24	1,090,398
989,994	Exeter Automobile Receivables Trust, Ser 2018-4A, Class C, 144a, 3.970%, 9/15/23	994,368
969,847	Exeter Automobile Receivables Trust, Ser 2020-2A, Class A, 144a, 1.130%, 8/15/23	970,605
371,329	Exeter Automobile Receivables Trust, Ser 2020-3A, Class A2, 0.460%, 10/17/22	371,368
7,063,937	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	7,064,317
2,425,704	Flagship Credit Auto Trust, 144a, 2.910%, 9/15/23	2,437,959
3,625,565	Flagship Credit Auto Trust, Ser 2016-4, Class D, 144a, 3.890%, 11/15/22	3,648,173
2,552,460	Flagship Credit Auto Trust, Ser 2017-1, Class D, 144a, 4.230%, 5/15/23	2,582,551
415,259	Flagship Credit Auto Trust, Ser 2018-2, Class B, 144a, 3.560%, 5/15/23	416,635
632,845	Flagship Credit Auto Trust, Ser 2018-3, Class B, 144a, 3.590%, 12/16/24	636,683
44,955	Flagship Credit Auto Trust, Ser 2018-4, Class A, 144a, 3.410%, 5/15/23	45,014
2,467,503	Flagship Credit Auto Trust, Ser 2019-3, Class A, 144a, 2.330%, 2/15/24	2,484,394
4,147,472	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	4,143,022
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	169,438
4,680,000	Foursight Capital Automobile Receivables Trust, 144a, 4.330%, 7/15/24	4,838,374
3,350,000	GLS Auto Receivables Issuer Trust, 144a, 2.780%, 9/16/24	3,418,438
34,277	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	34,316
845,492	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	848,587
1,630,664	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470%, 11/15/23	1,639,362
1,693,932	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class A, 144a, 2.170%, 2/15/24	1,703,528
3,007,076	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class A, 144a, 0.520%, 2/15/24	3,009,886
10,000,000	GLS Auto Receivables Trust, 144a, 0.310%, 11/15/24	9,998,235

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 37.4% (Continued)
$ 800,000	GLS Auto Receivables Trust, Ser 2017-1A, Class D, 144a, 5.500%, 6/17/24	$ 801,517
1,467,561	GLS Auto Receivables Trust, Ser 2018-3A, Class B, 144a, 3.780%, 8/15/23	1,478,835
1,653,994	Grand Avenue CRE, Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 1.193%, 6/15/37(A)	1,653,999
804,024	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 1.052%, 8/25/35(A)	804,475
389,275	Home Equity Asset Trust, Ser 2005-8, Class M1, (1M LIBOR +0.430%), 0.521%, 2/25/36(A)	389,082
3,146,601	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 0.990%, 1/18/28(A)	3,143,181
321,120	Mid-State Capital Trust, Ser 2010-1, Class M, 5.250%, 12/15/45	327,695
1,956,419	Mill City Mortgage Loan Trust, Ser 2017-1, Class A1, 2.750%, 11/25/58(A)(B)	1,976,945
9,700,000	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, (3M LIBOR +1.300%), 1.437%, 4/22/29(A)	9,701,843
4,534,845	NMEF Funding LLC, Ser 2021-A, Class A1, 144a, 0.341%, 3/15/22	4,535,385
1,465,766	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 1.056%, 11/15/26(A)	1,466,088
2,806,099	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 1.238%, 4/20/27(A)	2,806,500
4,866,672	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 1.005%, 8/20/27(A)	4,867,144
3,642,823	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 0.955%, 2/20/28(A)	3,642,815
2,927,098	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 1.586%, 7/25/30(A)	2,927,300
2,500,000	Progress Residential Trust, 144a, 3.841%, 8/17/35	2,500,900
12,608,379	Progress Residential Trust, Ser 2018-SFR3, Class A, 144a, 3.880%, 10/17/35	12,730,040
4,750,000	Progress Residential Trust, Ser 2018-SFR3, Class C, 144a, 4.178%, 10/17/35	4,781,825
2,500,000	Progress Residential Trust, Ser 2018-SFR3, Class D, 144a, 4.427%, 10/17/35	2,516,578
6,333,744	Progress Residential Trust, Ser 2019-SFR1, Class A, 144a, 3.422%, 8/17/35	6,426,881
341,025	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 0.602%, 11/25/36(A)	340,941
4,554,807	RAMP Series Trust, Ser 2006-NC3, Class A3, (1M LIBOR +0.540%), 0.631%, 3/25/36(A)	4,549,715
1,579,702	RAMP Series Trust, Ser 2006-RZ5, Class A3, (1M LIBOR +0.250%), 0.342%, 8/25/46(A)	1,578,300
3,628,496	RAMP Trust, Ser 2005-RS5, Class M4, (1M LIBOR +0.640%), 1.052%, 5/25/35(A)	3,615,881
4,587,191	Santander Consumer Auto Receivables Trust, Ser 2020-BA, Class A2, 144a, 0.380%, 2/15/23	4,588,638
4,900,000	Santander Drive Auto Receivables Trust, Ser 2017-3, Class E, 4.970%, 1/15/25	5,011,345
2,412,111	Santander Drive Auto Receivables Trust, Ser 2018-1, Class D, 3.320%, 3/15/24	2,444,153
2,593,820	Santander Drive Auto Receivables Trust, Ser 2020-3, Class A2, 0.460%, 9/15/23	2,594,614
1,248,256	Sierra Timeshare Receivables Funding LLC, Ser 2016-3A, Class B, 144a, 2.630%, 10/20/33	1,252,777
Principal Amount		Market Value
	Asset-Backed Securities — 37.4% (Continued)
$ 631,894	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	$ 653,856
1,000,915	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 0.811%, 2/25/35(A)	1,003,909
4,920,036	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 1.136%, 7/14/26(A)	4,920,164
6,082,757	Towd Point Mortgage Trust, 144a, 2.250%, 4/25/56(A)(B)	6,104,930
3,886,201	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	3,917,068
7,708,595	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	7,826,560
6,698,012	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 0.692%, 2/25/57(A)	6,698,341
4,289,921	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.091%, 10/25/48(A)	4,320,445
2,888,064	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	2,940,152
5,521,897	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A1, 144a, 3.000%, 11/25/59(A)(B)	5,557,100
7,791,000	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A2, 144a, 3.000%, 11/25/59(A)(B)	7,842,549
7,500,000	Towd Point Mortgage Trust, Ser 2019-SJ3, Class M1, 144a, 3.250%, 11/25/59(A)(B)	7,561,246
1,342,488	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	1,372,354
41,071	United Auto Credit Securitization Trust, Ser 2020-1, Class A, 144a, 0.850%, 5/10/22	41,076
5,440,000	United Auto Credit Securitization Trust, Ser 2020-1, Class B, 144a, 1.470%, 11/10/22	5,450,103
2,896,516	Westlake Automobile Receivables Trust, 144a, 3.610%, 10/16/23	2,903,212
3,255,000	Westlake Automobile Receivables Trust, 144a, 4.000%, 10/16/23	3,309,714
7,410,000	Westlake Automobile Receivables Trust, Ser 2018-1A, Class E, 144a, 4.530%, 5/15/23	7,449,026
2,200,211	Westlake Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.000%, 1/16/24	2,219,291
5,000,000	Westlake Automobile Receivables Trust, Ser 2018-2A, Class E, 144a, 4.860%, 1/16/24	5,128,444
9,625,917	Westlake Automobile Receivables Trust, Ser 2019-1A, Class C, 144a, 3.450%, 3/15/24	9,694,747
7,615,122	Westlake Automobile Receivables Trust, Ser 2020-3A, Class A2, 144a, 0.560%, 5/15/24	7,628,740
	Total Asset-Backed Securities	$401,434,489
	Corporate Bonds — 22.9%
	Utilities — 7.6%
5,000,000	Atmos Energy Corp., 0.503%, 3/9/23(A)	5,000,661
8,000,000	CenterPoint Energy Resources Corp., 0.631%, 3/2/23(A)	8,001,881
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 0.649%, 9/15/23(A)	7,227,816
6,000,000	Florida Power & Light Co., (3M LIBOR +0.380%), 0.564%, 7/28/23(A)	6,000,440
10,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.270%), 0.420%, 2/22/23(A)	10,001,745
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 0.685%, 8/28/21(A)	1,192,464
2,500,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/1/21	2,509,049

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 22.9% (Continued)
	Utilities — (Continued)
$ 15,000,000	ONE Gas, Inc., 0.735%, 3/11/23(A)	$ 15,006,361
7,000,000	Pacific Gas & Electric Co., (1M LIBOR +1.200%), 1.531%, 11/15/21(A)	7,014,342
7,500,000	Pacific Gas and Electric Co., 1.750%, 6/16/22	7,495,635
7,000,000	Southern California Edison Co., (3M LIBOR +0.270%), 0.399%, 12/3/21(A)	7,002,100
2,500,000	Southern California Edison Co., Ser F, (SOFR +0.350%), 0.398%, 6/13/22(A)	2,501,200
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 0.469%, 9/14/23(A)	3,000,360
		81,954,054
	Financials — 4.0%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,641,033
2,000,000	Credit Agricole Corporate and Investment Bank (France), (3M LIBOR +0.480%), 0.605%, 9/17/21(A)	2,002,053
4,000,000	FNB Corp., 2.200%, 2/24/23	4,062,244
2,000,000	Intercontinental Exchange, Inc., 0.700%, 6/15/23	2,007,334
5,910,000	Intercontinental Exchange, Inc., (3M LIBOR +0.650%), 0.769%, 6/15/23(A)	5,911,632
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), (1 Year CMT Rate +0.680%), 0.848%, 9/15/24	3,819,620
7,000,000	National Bank of Canada (Canada), (1 Year CMT Rate +0.770%), 0.900%, 8/15/23	7,037,868
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,817,020
4,000,000	UBS Group AG (Switzerland), 144a, (1 Year CMT Rate +0.830%), 1.008%, 7/30/24	4,028,319
1,700,000	Wells Fargo & Co., (3M LIBOR +1.025%), 1.201%, 7/26/21(A)	1,701,201
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,571,373
		42,599,697
	Health Care — 2.0%
11,500,000	AbbVie, Inc., 3.450%, 3/15/22	11,692,043
7,225,000	Dignity Health, 3.125%, 11/1/22	7,472,207
2,500,000	Upjohn, Inc., 144a, 1.125%, 6/22/22	2,517,749
		21,681,999
	Information Technology — 1.7%
7,800,000	Hewlett Packard Enterprise Co., 1.450%, 4/1/24	7,929,852
10,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	9,943,100
		17,872,952
	Consumer Staples — 1.6%
6,700,000	7-Eleven, Inc., 144a, 0.612%, 8/10/22(A)	6,702,680
2,800,000	Mondelez International, Inc., 0.625%, 7/1/22	2,810,718
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,473,632
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 0.694%, 6/24/22(A)	1,577,785
		16,564,815
	Consumer Discretionary — 1.5%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,531,115
5,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	4,978,553
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,565,886
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	5,006,906
		16,082,460
Principal Amount		Market Value

	Real Estate — 1.3%
$ 6,040,000	SBA Tower Trust REIT, 144a, 3.722%, 4/11/23	$ 6,105,108
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 1.136%, 8/16/21(A)	8,301,940
		14,407,048
	Industrials — 1.2%
12,500,000	Otis Worldwide Corp., (3M LIBOR +0.650%), 0.644%, 4/5/23(A)	12,501,023
	Materials — 1.1%
7,000,000	LYB International Finance III LLC, (3M LIBOR +1.000%), 1.145%, 10/1/23(A)	7,011,059
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	5,121,285
		12,132,344
	Energy — 0.5%
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	5,366,114
	Communication Services — 0.4%
4,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	4,048,178
	Total Corporate Bonds	$245,210,684
	Commercial Mortgage-Backed Securities — 17.1%
1,600,000	AREIT Trust, 144a, 1.144%, 9/14/36(A)	1,599,324
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.523%, 9/15/32(A)	4,798,498
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.323%, 7/15/35(A)	8,149,973
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.023%, 2/15/29(A)	8,904,593
5,799,582	BX Commercial Mortgage Trust, Ser 2018-IND, Class A, 144a, (1M LIBOR +0.750%), 0.823%, 11/15/35(A)	5,801,480
6,794,019	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.970%), 0.993%, 10/15/36(A)	6,802,894
5,700,000	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 1.118%, 6/15/34(A)	5,696,569
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 0.923%, 11/15/34(A)	7,135,471
600,000	CFCRE Commercial Mortgage Trust, Ser 2011-C2, Class AJ, 144a, 5.971%, 12/15/47(A)(B)	598,857
2,100,000	CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Class C, 144a, 3.703%, 3/13/35(A)(B)	2,180,109
2,568,214	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class AAB, 2.690%, 4/10/46	2,607,751
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	1,026,008
11,015,586	COMM Mortgage Trust, Ser 2012-LC4, Class A4, 3.288%, 12/10/44	11,079,331
34,991,919	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.227%, 6/10/47(A)(B)(C)	909,447
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 1.073%, 7/15/32(A)	2,669,690
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.023%, 12/15/30(A)	6,044,430
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.325%, 10/10/32(A)(B)(C)	1,336,515
8,947,387	GS Mortgage Securities Trust, 3.482%, 1/10/45	8,963,699
7,353,648	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 0.923%, 10/15/32(A)	7,293,404

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.1% (Continued)
$ 233,811	JP Morgan Chase Commercial Mortgage Securities Trust, 144a, 1.382%, 6/15/45(A)	$ 234,072
6,730,076	JP Morgan Chase Commercial Mortgage Securities Trust, 3.483%, 6/15/45	6,799,211
3,478,355	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	3,477,105
5,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL3, Class AS, (1M LIBOR +2.850%), 2.974%, 7/15/35(A)	5,071,820
4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.818%, 8/15/45(A)(B)	4,853,787
3,314,030	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Class ASB, 2.699%, 12/15/48	3,346,763
1,589,000	Morgan Stanley Capital I Trust, 144a, 0.773%, 11/15/34(A)	1,589,501
58,416	Morgan Stanley Capital I Trust, Ser 2007-IQ15, Class B, 144a, 6.371%, 6/11/49(A)(B)	58,306
6,776,032	Morgan Stanley Capital I Trust, Ser 2012-C4, Class A4, 3.244%, 3/15/45	6,827,538
8,700,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class B, 144a, (1M LIBOR +0.850%), 0.923%, 11/15/34(A)	8,702,749
8,564,922	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 0.923%, 8/15/33(A)	8,564,921
3,873,356	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 1.091%, 3/25/34(A)	3,859,578
1,232,650	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	1,269,353
959,785	ReadyCap Mortgage Trust, Ser 2016-3, Class B, 144a, 3.752%, 11/20/38	960,423
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 0.980%, 11/11/34(A)	3,444,935
4,172,337	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.317%, 1/10/45(A)(B)(C)	190
7,639,321	Wells Fargo Commercial Mortgage Trust, Ser 2017-C38, Class A2, 3.043%, 7/15/50	7,763,900
12,349,405	WFRBS Commercial Mortgage Trust, Ser 2012-C7, Class AFL, 144a, (1M LIBOR +1.200%), 1.282%, 6/15/45(A)	12,333,680
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.527%, 3/15/48(A)(B)	10,268,627
456,223	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	455,473
	Total Commercial Mortgage-Backed Securities	$183,479,975
	Commercial Paper — 9.6%
11,500,000	AT&T, Inc., 0.422%, 12/15/21(D)	11,490,018
17,700,000	CenterPoint Energy Resources Corp., 0.150%, 7/19/21(D)	17,698,664
5,000,000	Eaton Capital Unlimited Co., 0.150%, 7/2/21(D)	4,999,965
8,950,000	Enbridge (U.S.) Inc., 0.220%, 8/9/21(D)	8,948,439
21,200,000	Hitachi Capital America Corp., 0.200%, 7/26/21(D)	21,197,749
10,000,000	JM Smucker Co., 0.100%, 7/1/21(D)	9,999,965
3,200,000	Montana-Dakota Utilities Co., 0.200%, 7/1/21(D)	3,199,989
16,000,000	San Diego Gas & Electric Co., 0.120%, 7/1/21(D)	15,999,813
9,000,000	Spire Inc., 0.120%, 7/12/21(D)	8,999,589
	Total Commercial Paper	$102,534,191
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.1%
$ 1,145,223	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.216%, 4/25/33(A)(B)††	$ 1,199,618
156,612	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 2.849%, 4/25/34(A)(B)††	156,695
135,538	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	137,495
8,022,472	BRAVO Residential Funding Trust, Ser 2019-NQM1, Class A1, 144a, 2.666%, 7/25/59(A)(B)	8,093,434
6,279,701	BRAVO Residential Funding Trust, Ser 2019-NQM2, Class A1, 144a, 2.748%, 11/25/59(A)(B)	6,330,328
16,500,000	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	16,498,598
6,351,847	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	6,360,714
12,838	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	12,862
1,868,873	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 2.827%, 10/25/33(A)(B)	1,977,536
69,769	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.282%, 6/25/36(A)(B)	57,889
60,915	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.000%, 12/25/34(A)(B)	62,079
17,426	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 1.874%, 12/25/32(A)	17,364
10,000,000	NewRez Warehouse Securitization Trust, Ser 2021-1, Class A, 144a, (1M LIBOR +0.750%), 0.842%, 5/25/55(A)	10,014,970
313,110	Provident Funding Mortgage Trust, 144a, 3.000%, 12/25/49(A)(B)	313,302
719,323	Provident Funding Mortgage Trust, Ser 2020-1, Class A3, 144a, 3.000%, 2/25/50(A)(B)	720,769
541,732	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.379%, 2/25/37(A)(B)	486,657
2,945,199	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.524%, 6/25/43(A)(B)	2,984,120
2,314,360	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	2,343,188
8,528,783	Starwood Mortgage Residential Trust, 144a, 2.610%, 9/27/49(A)(B)	8,634,777
9,753,340	Towd Point HE Trust 2021- HE1, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	9,750,584
	Total Non-Agency Collateralized Mortgage Obligations	$76,152,979
	U.S. Government Agency Obligations — 2.1%
2,372	Small Business Administration Participation Certificates, 6.140%, 1/1/22	2,394
5,598	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	5,783
68,552	Small Business Administration Pools, (Prime Rate -2.500%), Pool #508374, (Prime Rate +(2.500)%), 0.750%, 4/25/28(A)	69,804
2,200,000	United States International Development Finance Corp., 0.090%, 5/15/26(A)	2,200,000
4,300,000	United States International Development Finance Corp., 0.090%, 7/5/38(A)	4,300,000
10,000,000	United States International Development Finance Corp., 0.100%, 9/30/27(A)	10,000,000
5,886,000	United States International Development Finance Corp., 0.100%, 4/20/35(A)	5,886,000
	Total U.S. Government Agency Obligations	$22,463,981

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 1.8%
$ 62,110,344	FHLMC Multifamily Structured Pass Through Certificates, 0.844%, 9/25/24(A)(B)(C)	$ 1,232,431
187,069	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 0.473%, 3/15/34(A)	188,575
1,241,136	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	1,236,704
58,246	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	60,033
37,973	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	41,594
27,185	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	29,080
135,176	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 0.592%, 9/25/33(A)	136,965
294,228	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	321,690
87	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	87
3,777	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	3,789
81,383	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	82,607
199,220	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	1,647
6,400,000	FREMF Mortgage Trust, 144a, 3.641%, 2/25/48(A)(B)	6,493,595
4,465,000	FREMF Mortgage Trust, 144a, 4.316%, 1/25/45(A)(B)	4,546,177
2,485,000	FREMF Mortgage Trust, Ser 2015-K718, Class B, 144a, 3.641%, 2/25/48(A)(B)	2,521,283
56,753	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	56,760
29,046	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	30,173
123,331	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	124,471
2,516,384	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 0.525%, 1/16/58(A)	2,467,083
	Total Agency Collateralized Mortgage Obligations	$19,574,744
	Municipal Bonds — 1.0%
	Other Territory — 0.9%
9,900,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 0.290%, 9/1/30(A)(B)	9,900,000
100,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC - Barclays Bank PLC), 144a, 0.290%, 1/16/25(A)(B)	100,000
		10,000,000
	California — 0.1%
1,105,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 0.440%, 9/1/41(A)(B)	1,105,000
	Total Municipal Bonds	$11,105,000
	U.S. Government Mortgage-Backed Obligations — 0.7%
147,292	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 2.947%, 3/1/36(A)	157,665
183,322	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 2.446%, 11/1/36(A)	195,566
104,562	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 2.630%, 8/1/37(A)	111,255
91,489	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 2.665%, 7/1/35(A)	91,258
52,009	FHLMC, Pool #1Q0080, (12M LIBOR +1.663%), 2.161%, 1/1/36(A)	54,857
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 138,292	FHLMC, Pool #1Q0119, (12M LIBOR +1.840%), 2.547%, 9/1/36(A)	$ 147,063
87,237	FHLMC, Pool #1Q0187, (12M LIBOR +1.796%), 2.255%, 12/1/36(A)	90,548
86,645	FHLMC, Pool #1Q0339, (12M LIBOR +1.882%), 2.222%, 4/1/37(A)	92,116
131,067	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 2.406%, 11/1/36(A)	138,002
184,687	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 2.375%, 4/1/34(A)	196,556
93,264	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 2.495%, 11/1/36(A)	99,416
83,455	FHLMC, Pool #847795, (1 Year CMT Rate +2.277%), 2.430%, 4/1/35(A)	84,423
228,282	FHLMC, Pool #848539, (1 Year CMT Rate +2.270%), 2.437%, 4/1/37(A)	239,921
482,444	FHLMC, Pool #848583, (1 Year CMT Rate +2.318%), 2.458%, 1/1/36(A)	513,582
7,497	FHLMC, Pool #A92646, 5.500%, 6/1/40	8,725
7,850	FHLMC, Pool #C03505, 5.500%, 6/1/40	9,093
373	FHLMC, Pool #G00100, 8.000%, 2/1/23	387
22,870	FHLMC, Pool #G01840, 5.000%, 7/1/35	26,250
9,057	FNMA, Pool #175123, 7.450%, 8/1/22	9,099
132	FNMA, Pool #207530, 8.250%, 4/1/22	131
70,238	FNMA, Pool #254868, 5.000%, 9/1/33	78,798
29,489	FNMA, Pool #256272, 5.500%, 6/1/26	32,837
50,557	FNMA, Pool #256852, 6.000%, 8/1/27	56,696
12,968	FNMA, Pool #323832, 7.500%, 7/1/29	14,964
602	FNMA, Pool #334593, 7.000%, 5/1/24	629
22,821	FNMA, Pool #665773, 7.500%, 6/1/31	22,911
82,242	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 3.413%, 1/1/40(A)	82,585
83,431	FNMA, Pool #725424, 5.500%, 4/1/34	95,533
259,927	FNMA, Pool #725490, (12M LIBOR +1.621%), 1.844%, 4/1/34(A)	266,955
13,497	FNMA, Pool #735484, 5.000%, 5/1/35	15,451
60,804	FNMA, Pool #791978, (6M LIBOR +1.518%), 1.768%, 9/1/34(A)	60,912
75,511	FNMA, Pool #813170, (12M LIBOR +1.575%), 1.950%, 1/1/35(A)	78,037
307,337	FNMA, Pool #815323, (6M LIBOR +1.532%), 1.781%, 1/1/35(A)	319,116
73,087	FNMA, Pool #820364, (12M LIBOR +0.827%), 1.077%, 4/1/35(A)	73,282
130,249	FNMA, Pool #827787, (6M LIBOR +1.550%), 1.800%, 5/1/35(A)	135,398
46,082	FNMA, Pool #889060, 6.000%, 1/1/38	54,570
51,203	FNMA, Pool #889061, 6.000%, 1/1/38	60,791
3,201	FNMA, Pool #889382, 5.500%, 4/1/38	3,728
118,757	FNMA, Pool #922674, (12M LIBOR +1.905%), 2.348%, 4/1/36(A)	126,070
26,094	FNMA, Pool #960376, 5.500%, 12/1/37	30,374
1,661	FNMA, Pool #985670, 6.500%, 10/1/21	1,658
427,530	FNMA, Pool #995405, 5.500%, 10/1/23	441,749
35,135	FNMA, Pool #AA1150, 4.000%, 4/1/23	37,308
5,340	FNMA, Pool #AD0941, 5.500%, 4/1/40	6,219
37,032	FNMA, Pool #AE0363, 5.000%, 7/1/37	42,374
40,919	FNMA, Pool #AE5441, 5.000%, 10/1/40	46,327
58,499	FNMA, Pool #AI6588, 4.000%, 7/1/26	62,313
70,433	FNMA, Pool #AI8506, 4.000%, 8/1/26	75,103
68,413	FNMA, Pool #AL0211, 5.000%, 4/1/41	78,411
4,572	FNMA, Pool #AL0302, 5.000%, 4/1/24	4,763

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 324,145	FNMA, Pool #AL0478, (12M LIBOR +1.773%), 2.167%, 4/1/36(A)	$ 342,533
137,712	FNMA, Pool #AL0543, 5.000%, 7/1/41	157,836
63,355	FNMA, Pool #AL1105, 4.500%, 12/1/40	70,461
15,002	FNMA, Pool #AL2591, 5.500%, 5/1/38	16,366
255,079	FNMA, Pool #AL5275, (6M LIBOR +1.511%), 1.758%, 9/1/37(A)	264,957
938,022	FNMA, Pool #AL7396, (6M LIBOR +1.535%), 1.784%, 2/1/37(A)	973,828
1,940	GNMA, Pool #344233, 8.000%, 2/15/23	1,965
7,196	GNMA, Pool #345123, 8.000%, 12/15/23	7,229
46	GNMA, Pool #569337, 6.500%, 4/15/22	46
629	GNMA, Pool #780322, 8.000%, 11/15/22	631
234,762	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.000%, 2/20/34(A)	244,599
97,177	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.875%, 4/20/34(A)	101,469
187,057	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.250%, 8/20/34(A)	195,033
231,697	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.000%, 3/20/41(A)	242,257
82,099	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.125%, 11/20/44(A)	84,949
426,299	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.125%, 12/20/44(A)	441,608
	Total U.S. Government Mortgage-Backed Obligations	$7,817,542
Shares
	Short-Term Investment Fund — 0.0%
79,697	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	79,697
	Total Investment Securities—99.7% (Cost $1,070,547,173)	$1,069,853,282
	Other Assets in Excess of Liabilities — 0.3%	3,052,208
	Net Assets — 100.0%	$1,072,905,490
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $602,353,814 or 56.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$401,434,489	$—	$401,434,489
Corporate Bonds	—	245,210,684	—	245,210,684
Commercial Mortgage-Backed Securities	—	183,479,975	—	183,479,975
Commercial Paper	—	102,534,191	—	102,534,191
Non-Agency Collateralized Mortgage Obligations	—	76,152,979	—	76,152,979
U.S. Government Agency Obligations	—	22,463,981	—	22,463,981
Agency Collateralized Mortgage Obligations	—	19,574,744	—	19,574,744
Municipal Bonds	—	11,105,000	—	11,105,000
U.S. Government Mortgage-Backed Obligations	—	7,817,542	—	7,817,542
Short-Term Investment Fund	79,697	—	—	79,697
Total	$79,697	$1,069,773,585	$—	$1,069,853,282
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Anti-Benchmark® International Core Equity Fund, the Credit Opportunities Fund and the Impact Bond Fund held Level 3 categorized securities during the period ended June 30, 2021. Refer to the Porfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures approved by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on

Notes to Portfolios of Investments (Unaudited) (Continued)
the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.